File No. 33-69904
                           As filed on September 21, 1995


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective  Amendment
      No.
      Post-Effective Amendment No.   3                                         X
                                   -------
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.     4                                                      X
                    ----------                                                --


                         INVESCO MULTIPLE ASSET FUNDS, INC.
                 (Exact Name of Registrant as Specified in Charter)

                    7800 E. Union Avenue, Denver, Colorado 80237
                      (Address of Principal Executive Offices)

                    P.O. Box 173706, Denver, Colorado 80217-3706
                                 (Mailing Address)

         Registrant's Telephone Number, including Area Code: (303) 930-6300

                                Glen A. Payne, Esq.
                                7800 E. Union Avenue
                               Denver, Colorado 80237
                      (Name and Address of Agent for Service)
                                -------------------
                                     Copies to:
                               Ronald M. Feiman, Esq.
                               Gordon Altman Butowsky
                               Weitzen Shalov & Wein
                                114 West 47th Street
                              New York, New York 10036
                                -------------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.


It    is  proposed  that this filing will  become  effective:
___   immediately  upon filing  pursuant  to  paragraph  (b)
___   on  _________________,  pursuant  to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(1)
 X    on November  30, 1995,  pursuant to paragraph  (a)(1)
___   75 days after filing pursuant to paragraph (a)(2)
___   on  _________________,  pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                --------------------
Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended July 31, 1995 will be filed on or about September 22, 1995.
                                     Page 1 of 125
                         Exhibit index is located at page 114




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                      INVESCO MULTIPLE ASSET FUNDS, INC.
                          ---------------------------

                            CROSS-REFERENCE SHEET

Form N-1A
   Item                             Caption

Part A                              Prospectus

    1.......................        Cover Page


    2.......................        Annual Fund Expenses; Essential
                                    Information

    3.......................        Financial Highlights; Fund Price
                                    and Performance

    4.......................        Investment Objective and Strategy;
                                    Investment Policies and Risks; The
                                    Fund and Its Management


    5.......................        The Fund and Its Management

    5A......................        Not Applicable


    6.......................        Fund Services; Taxes, Dividends,
                                    and Capital Gain Distributions;
                                    Additional Information

    7.......................        How to Buy Shares; Fund Price and
                                    Performance; Fund Services; The
                                    Fund and Its Management

    8.......................        Fund Services; How to Sell Shares


    9.......................        Not Applicable

Part B                              Statement of Additional Information

    10.......................       Cover Page

    11.......................       Table of Contents

Form N-1A
   Item                             Caption

    12.......................       The Fund and Its Management

    13.......................       Investment Practices; Investment
                                    Policies and Restrictions

    14.......................       The Fund and Its Management

    15.......................       The Fund and Its Management;
                                    Additional Information

    16.......................       The Fund and Its Management;
                                    Additional Information

    17.......................       Investment Practices; Investment
                                    Policies and Restrictions

    18.......................       Additional Information


    19.......................       How Shares Can Be Purchased; How
                                    Shares Are Valued; Services
                                    Provided by the Fund; Tax-Deferred
                                    Retirement Plans; How to Redeem
                                    Shares


    20.......................       Dividends, Capital Gain
                                    Distributions, and Taxes

    21.......................       How Shares Can Be Purchased

    22.......................       Performance Data

    23.......................       Additional Information

Part C                              Other Information

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
November 30, 1995


      INVESCO Balanced Fund (the "Fund") seeks to achieve a high total return on investment through capital appreciation and current income. The Fund invests in a combination of common stocks (normally 50% to 70% of total assets) and fixed-income securities (normally 25% or more).

      This prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated November 30, 1995, has been filed with the Securities and Exchange Commission, and is incorporated by reference into this prospectus. To obtain a free copy, write to INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085.


TABLE OF CONTENTS                                                         Page

ESSENTIAL INFORMATION......................................................  5

ANNUAL FUND EXPENSES.......................................................  6

FINANCIAL HIGHLIGHTS.......................................................  8


INVESTMENT OBJECTIVE AND STRATEGY..........................................  9

INVESTMENT POLICIES AND RISKS.............................................. 10


THE FUND AND ITS MANAGEMENT................................................ 13


FUND PRICE AND PERFORMANCE................................................. 16


HOW TO BUY SHARES.......................................................... 16

FUND SERVICES.............................................................. 20


HOW TO SELL SHARES......................................................... 21

TAXES, DIVIDENDS, AND CAPITAL GAIN DISTRIBUTIONS........................... 24


ADDITIONAL INFORMATION..................................................... 26



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

ESSENTIAL INFORMATION

      Investment Objective And Strategy. Balanced Fund seeks to achieve its objective - a high total return on investment through capital appreciation and current income - by investing in a mixture of common stocks and fixed-income securities, primarily debt obligations issued by the U.S. government and its agencies or instrumentalities or investment grade corporate bonds. There is no guarantee that the Fund will meet its objective. See "Investment Objective And Strategy."

      The Fund is Designed For: Investors seeking a combination of current income and capital growth. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio. You also may wish to consider the Fund as part of a Uniform Gift/Transfer To Minors Account or systematic investing strategy. The Fund may be a suitable investment for many types of retirement programs, including IRA, SEP-IRA, SARSEP, 401(k), Profit Sharing, Money Purchase Pension, and 403(b) plans.

      Time Horizon. Because the value of its holdings varies, the Fund's price per share will fluctuate. Investors should consider this a medium- to long-term investment.

      Risks. The Fund's investments in fixed-income securities are subject to credit risk and market risk. Its returns on foreign investments may be influenced by currency fluctuations and other risks of investing overseas. The Fund may experience rapid portfolio turnover, which may result in higher brokerage commissions and the acceleration of taxable capital gains. See "Investment Policies and Risks."

      Organization and Management. The Fund is a series of INVESCO Multiple Asset Funds, Inc. (the Company), a diversified, managed, no-load mutual fund. The Fund is owned by its shareholders. It employs INVESCO Funds Group, Inc. (IFG), founded in 1932, to serve as investment adviser, administrator, distributor, and transfer agent. INVESCO Trust Company (INVESCO Trust), founded in 1969, serves as sub-adviser.

      The Fund is co-managed by INVESCO Vice President Brian F. Kelly and Senior Vice President Donovan J. Paul. Mr. Kelly has managed the equity investments since 1993; he is a Certified Public Accountant. Mr. Paul began managing the fixed-income holdings in 1994; he is a Chartered Financial Analyst and Certified Public Accountant. See "The Fund And Its Management."

      IFG and INVESCO Trust are part of a global firm that managed approximately $74 billion as of June 30, 1995. The parent company, INVESCO PLC, is based in London, with money managers located in Europe, North America and the Far East.

      This Fund Offers All of the Following Services at No Charge:

      Telephone purchases
      Telephone exchanges
      Telephone redemptions
      Automatic reinvestment of distributions Regular investment plans, such as EasiVest (the Fund's automatic monthly investment program), Direct Payroll Purchase, and Automatic Monthly Exchange Periodic withdrawal plans

      See "How To Buy Shares" and "How To Sell Shares."

      Minimum Initial Investment: $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll
Purchase.

      Minimum Subsequent Investment: $50 (Minimums are lower for certain retirement plans.)


ANNUAL FUND EXPENSES



      The Fund is no-load; there are no fees to purchase, exchange or redeem shares. The Fund is authorized to pay a Rule 12b-1 distribution fee of one quarter of one percent of the Fund's average net assets each year. (See "How To Buy Shares --
Distribution Expenses.")

      Like any company, the Fund has operating expenses, such as portfolio management, accounting, shareholder servicing, maintenance of shareholder accounts, and other expenses. These expenses are paid from the Fund's assets. Lower expenses therefore benefit investors by increasing the Fund's total return.

      We calculate annual operating expenses as a percentage of the Fund's average annual net assets. To keep expenses competitive, IFG and INVESCO Trust voluntarily reimburse the Fund for amounts in excess of 1.25% of average net assets.


Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fee 0.60%
12b-1 Fees 0.25%
Other Expenses (after absorbed  expenses)(1) 0.40%
Total Fund Operating Expenses(after absorbed expenses)(1) 1.25%


(1) In the absence of the voluntary expense limitation, the Fund's "Other Expenses" and "Total Fund Operating Expenses" would have been 0.74% and 1.59%, respectively, based on the Fund's actual expenses for the fiscal year ended July 31, 1995.

Example


      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)


                  1 Year      3 Years     5 Years     10 Years
                  $13         $40         $69         $152


      The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The example should not be considered a representation of past or future performance or expenses, and actual annual returns and expenses may be greater or less than those shown. For more information on the Fund's expenses, see "The Fund and Its Management" and "How to Buy Shares -- Distribution Expenses."

      Since the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the independent accountant's report appearing in the Fund's 1995 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information, both of which are available without charge by contacting INVESCO Funds Group, Inc. at the address or telephone number on the cover of this Prospectus. The Annual Report also contains more information about the Fund's performance.


                                                       Year            Period
                                                      Ended             Ended
                                                     July 31           July 31
                                                ------------      ------------
                                                      1995             1994^

Balanced Fund

PER SHARE DATA
Net Asset Value -- Beginning of Period               $ 10.30            $10.00
                                                ------------      ------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.29              0.12
Net Gain on Securities
   (Both Realized and Unrealized)                       2.03              0.30
                                                ------------      ------------
Total from Investment Operations                        2.32              0.42
                                                ------------      ------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                    0.29              0.12
Distributions from Capital Gains                        0.25              0.00
                                                ------------      ------------
Total Distributions                                     0.54              0.12
                                                ------------      ------------
Net Asset Value -- End of Period                      $12.08            $10.30
                                                ============      ============

TOTAL RETURN                                          22.97%            4.16%*

RATIOS
Net Assets -- End of Period ($000 Omitted)           $37,224            $4,252
Ratio of Expenses to Average Net Assets#               1.25%            1.25%~
Ratio of Net Investment Income to
   Average Net Assets#                                 3.12%            2.87%~
Portfolio Turnover Rate                                 255%             61%*

^  From December 1, 1993, commencement of operations, to July 31, 1994.

* These amounts are based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the year ended July 31, 1995 and the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 1.59% and 4.37% (annualized), respectively, and the ratio of net investment income to average net assets would have been 2.77% and (0.25%) (annualized), respectively.

~  Annualized

INVESTMENT OBJECTIVE AND STRATEGY

      INVESCO Balanced Fund is a diversified mutual fund that seeks to achieve a high total return on investment through capital appreciation and current income. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders. The Fund pursues this objective by normally investing 50% to 70% of its total assets in common stocks, and the remainder in fixed-income securities, including cash reserves. At least 25% of the Fund's assets normally will be invested in fixed income securities issued by the U.S. government, its agencies and instrumentalities, or in investment grade corporate bonds. This approach is designed to cushion a shareholder's investment from the volatility typically associated with mutual funds that invest primarily in common stocks. There is no guarantee that the Fund will meet its objective.

      For the equity holdings, we look for companies with better- than-average earnings growth potential, as well as companies within industries we've identified as well-positioned for the current and expected economic climate. Because current income is a component of total return, we also consider dividend payout records. Most of these holdings are traded on national stock exchanges or in the over-the-counter (OTC) market; we may also take positions in securities traded on regional or foreign exchanges. In addition to common stocks, the Fund also may hold preferred stocks and securities convertible into common stock.

      For the fixed-income portion of the holdings, we select only obligations of the U.S. government, its agencies and instrumentalities or investment grade corporate bonds. These securities tend to offer lower income than bonds of lower quality, but are more shielded from credit risk. Obligations issued by U.S. government agencies or instrumentalities may include some supported only by the credit of the issuer rather than backed by the full faith and credit of the U.S. government. The Fund may hold securities of any maturity (from less than one year up to 30 years), with the average maturity varying depending upon economic and market conditions. The Fund also may hold cash and cash equivalent securities as cash reserves.

      The amount invested in stocks, bonds and cash securities may be varied from time to time depending upon Fund Management's assessment of business, economic and market conditions. When we believe conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its assets in U.S. government and agency securities, investment grade corporate bonds, or cash securities, such as domestic certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements, in an attempt to protect principal value until conditions stabilize.

INVESTMENT POLICIES AND RISKS

      Investors generally should expect to see their price per share and income levels vary with movements in the stock and fixed-income markets, changes in economic conditions and other factors. The Fund invests in many different companies in a variety of securities and industries; this diversification may help reduce the Fund's overall exposure to investment and market risks, but cannot eliminate these risks.

      Debt Securities. When we assess an issuer's ability to meet its interest rate obligations and repay its debt when due, we are referring to "credit risk." Debt obligations are rated based on their estimated credit risk by independent services such as Standard & Poor's Rating Group (S&P) or Moody's Investors Service, Inc. (Moody's). "Market risk" for debt securities principally refers to sensitivity to changes in interest rates: for instance, when interest rates go up, the market value of a bond issued previously generally declines; on the other hand, when interest rates go down, bonds generally see their prices increase.

      The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes; this is also true of most unrated debt securities. The Fund seeks to reduce these risks by investing only in investment grade debt securities (those rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's or, if unrated, are judged by Fund Management to be of equivalent quality). These bonds enjoy strong to adequate capacity to pay principal and interest. Securities rated BBB or Baa are considered to be of medium grade and may have speculative characteristics. While Fund Management continuously monitors all of the debt securities in the Fund's portfolio for the issuer's ability to make required principal and interest payments and other quality factors, it may retain a bond whose rating is changed to one below the minimum rating required for purchase of the security.

      The Fund's investments in debt securities may include investments in zero coupon bonds, step-up bonds, mortgage-backed securities and asset-backed securities. Zero coupon bonds (zeros) make no periodic interest payments. Instead, they are sold at a discount from their face value. The buyer of the zero receives the rate of return by the gradual appreciation in the price of the security, which is redeemed at face value at maturity. Step-up bonds initially make no (or low) cash interest payments, but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. Being extremely responsive to changes in interest rates, the market prices of both zeros and step-up bonds may be more volatile than other bonds. The Fund may be required to distribute income recognized on these bonds, even though no cash interest payments may be received, which could reduce the amount of cash available for investment by the Fund.

      Mortgage-backed securities represent interests in pools of mortgages. Asset-backed securities generally represent interests in pools of consumer loans. Both usually are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

      Foreign Securities. Up to 25% of the Fund's total assets, measured at the time of purchase, may be invested directly in foreign equity or corporate debt securities. Securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

      For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against foreign currencies, returns on foreign securities for a U.S. investor may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other aspects of international investing to consider include:

      -less publicly available information than is generally available about U.S. issuers;

      -differences in accounting, auditing and financial reporting standards;

      -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

      Repurchase Agreements. The Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price. The Fund could incur costs or delays in seeking to sell the instrument if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities that are the subject of the repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards established by the Fund's board of directors.

      Futures, Options and Other Derivative Instruments. In order to hedge its portfolio, the Fund may purchase and write options on securities (including index options and options on foreign securities), and may invest in futures contracts for the purchase or sale of foreign currencies, fixed-income securities and instruments based on financial indices (collectively, "futures contracts"), options on futures contracts and forward contracts. These practices and their risks are discussed under "Investment Policies and Restrictions" in the Statement of Additional Information.

      Other Securities. The Fund may invest in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable, and in restricted securities that may be resold to institutional investors, known as "Rule 144A Securities." The Fund also may purchase and sell securities on a when-issued or delayed-delivery basis -- that is, with settlement taking place in the future. In addition, the Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions on a fully-collateralized basis. For more information concerning these securities and investment techniques, see "Investment

 Policies and Restrictions" in the Statement of Additional
Information.

      Portfolio Turnover. There are no limitations regarding portfolio turnover for either the equity or fixed income portions of the Fund's portfolio. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held when, in the opinion of Fund Management, investment considerations warrant such action. The Fund's portfolio turnover rate therefore may be higher than other mutual funds with similar objectives. Increased portfolio turnover may result in greater brokerage commissions and acceleration of capital gains which are taxable when distributed to shareholders. The Statement of Additional Information includes an expanded discussion of the Fund's portfolio turnover rate, its brokerage practices and certain federal income tax matters.

      For a further discussion of risks associated with an investment in the Fund, see "Investment Policies and Restrictions" and "Investment Practices" in the Statement of Additional Information.

      Investment Restrictions. Certain restrictions, which are set forth in the Statement of Additional Information, may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of its total assets, the Fund limits to 5% the portion of its total assets that may be invested in any one issuer (other than cash items and U.S. government securities). In addition, the Fund limits to 25% the portion of its total assets that may be invested in any one industry (other than U.S. government securities). Other fundamental restrictions prohibit the Fund from lending more than 33-1/3% of its total assets to other parties and from borrowing money, except that the Fund may borrow amounts up to 33-1/3% of its total assets for temporary or emergency purposes. Except where indicated to the contrary, the investment policies described in this prospectus are not considered fundamental and may be changed without a vote of the Fund's shareholders.

THE FUND AND ITS MANAGEMENT

      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on August 19, 1993, under the laws of Maryland.


     The Company's board of directors has responsibility for overall supervision of the Fund, and reviews the services provided by the adviser and sub-adviser. Under an agreement with the Fund, INVESCO Funds Group, Inc. (IFG), 7800 E. Union Avenue, Denver, Colorado 80237, serves as the Fund's investment manager; it is primarily responsible for providing the Fund with various administrative services. IFG's wholly-owned subsidiary, INVESCO Trust Company (INVESCO Trust), is the Fund's sub-adviser and is primarily responsible for managing the Fund's investments. Together, IFG and INVESCO Trust constitute "Fund Management."

      Brian Kelly has served as co-portfolio manager for the Fund since 1993 and is primarily responsible for the day-to-day management of the Fund's equity holdings. His recent career includes these highlights: portfolio manager of the INVESCO Strategic Utilities Portfolio and INVESCO VIF-Utilities Portfolio; vice president (1994 to present) and portfolio manager (1993 to present) of INVESCO Trust. Formerly (1986 to 1993), senior equity investment analyst with Sears Investment Management Company. B.A., University of Notre Dame; M.B.A. and J.D., University of Iowa. He is a Certified Public Accountant.

      Donovan J. (Jerry) Paul has served as co-portfolio manager for the Fund since 1994, focusing on fixed-income investments. His recent career includes these highlights: portfolio manager of INVESCO Select Income Fund, INVESCO High Yield Fund, and INVESCO VIF-High Yield Portfolio; co-portfolio manager of INVESCO Industrial Income Fund and INVESCO VIF-Industrial Income Portfolio; portfolio manager and senior vice president (1994 to present) of INVESCO Trust. Formerly, senior vice president and director of fixed-income research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe & Farnham Inc, and president (1993 to 1994) of Quixote Investment Management, Inc. B.B.A., University of Iowa; M.B.A., University of Northern Iowa. He is a Chartered Financial Analyst and Certified Public Accountant.

      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

      The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of 0.60% on the first $350 million of the Fund's average net assets; 0.55% on the next $350 million of the Fund's average net assets; and 0.50% on the Fund's average net assets over $700 million. For the fiscal year ended July 31, 1995, investment advisory fees paid by the Fund amounted to 0.60% of the Fund's average net assets. Out of this fee, IFG paid an amount equal to 0.29% of the Fund's average net assets to INVESCO Trust as a sub-advisory fee. No fee is paid by the Fund to INVESCO Trust.

      Under a Transfer Agency Agreement, IFG acts as registrar, transfer agent, and dividend disbursing agent for the Fund. The Fund pays an annual fee of $14.00 per shareholder account or omnibus account participant for these services. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of IFG, may provide equivalent services to the Fund. In these cases, IFG may pay, out of the fee it receives from the Fund, an annual sub-transfer agency or record-keeping fee to the third party.

      In addition, under an Administrative Services Agreement, IFG handles additional administrative, record-keeping, and internal sub-accounting services for the Fund. For the fiscal year ended July 31, 1995, the Fund paid IFG a fee for these services equal to 0.07% of the Fund's average net assets.

      The Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. Total expenses of the Fund for the fiscal year ended July 31, 1995, including investment management fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 1.25% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG and INVESCO Trust in order to ensure that the Fund's total operating expenses do not exceed 1.25% of the Fund's average net assets. In the absence of this voluntary expense limitation, the Fund's total operating expenses for the year ended July 31, 1995, would have been 1.59% of the Fund's average net assets.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How to Buy Shares -- Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with IFG, as the Fund's Distributor. The Fund may place orders for portfolio transactions with qualified broker/dealers which recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see "Investment Practices -- Placement of Portfolio Brokerage" in the Statement of Additional Information.

      The parent company for IFG and INVESCO Trust is INVESCO PLC, a publicly traded holding company whose subsidiaries provide investment services around the world. IFG was established in 1932 and, as of July 31, 1995, managed 14 mutual funds, consisting of 38 separate portfolios, with combined assets of approximately $10.1 billion on behalf of over 790,000 shareholders. INVESCO Trust (founded in 1969) served as adviser or sub-adviser to 41 investment portfolios as of July 31, 1995, including 27 portfolios in the INVESCO group. These 41 portfolios had aggregate assets of approximately $9.7 billion as of July 31, 1995. In addition, INVESCO Trust provides investment management services to private clients, including employee benefit plans that may be invested in a collective trust sponsored by INVESCO Trust.

FUND PRICE AND PERFORMANCE

      Determining Price. The value of your investment in the Fund will vary daily. The price per share is also known as the Net Asset Value (NAV). IFG prices the Fund every day that the New York Stock Exchange is open, as of the close of regular trading (normally, 4:00 p.m., New York time). NAV is calculated by adding together the current market value of all of the Fund's assets, including accrued interest and dividends; then subtracting liabilities, including accrued expenses; and finally dividing that dollar amount by the total number of shares outstanding.

      Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise the Fund's total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $1,000 investment in the Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited. Cumulative total return shows the actual rate of return on an investment; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, not showing the interim variations in performance over the periods cited. More information about the Fund's recent and historical performance is contained in the Fund's Annual Report to shareholders. You can get a free copy by calling or writing to IFG using the phone number or address on the cover of this prospectus.

      When we quote mutual fund rankings published by Lipper Analytical Services, Inc., we may compare the Fund to others in its category of Balanced Funds, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials. For more information see "Fund Performance" in the Statement of Additional Information.

      Performance figures are based on historical investment results and are not intended to suggest future performance.

HOW TO BUY SHARES

      The following chart shows several convenient ways to invest in the Fund. Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest, exchange, or redeem shares when you make transactions directly through IFG. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee. For all new accounts, please send a completed application form. Please specify which Fund you wish to purchase.

      Fund Management reserves the right to reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of the Fund.

 Further, Fund Management reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in the Fund's best interests.

================================================================================
Method                      Investment Minimum          Please Remember
--------------------------------------------------------------------------------
By Check                    $1,000 for regular          If your check does
Mail to:                    account;                    not clear, you will
INVESCO Funds               $250 for an                 be responsible for
Group, Inc.                 Individual                  any related loss
P.O. Box 173706             Retirement Account;         the Fund or IFG
Denver, CO 80217-           $50 minimum for             incurs. If you are
3706.                       each subsequent             already a
Or you may send             investment.                 shareholder in the
your check by                                           INVESCO funds, the
overnight courier                                       Fund may seek
to: 7800 E. Union                                       reimbursement from
Ave.,                                                   your existing
Denver, CO 80237.                                       account(s) for any
                                                        loss incurred.
--------------------------------------------------------------------------------
By Telephone or             $1,000.                     Payment must be
Wire                                                    received within 3
Call 1-800-525-8085                                     business days, or
to request your                                         the transaction may
purchase. Then send                                     be cancelled. If a
your check by                                           telephone purchase
overnight courier                                       is cancelled due to
to our street                                           nonpayment, you
address:                                                will be responsible
7800 E. Union Ave.,                                     for any related
Denver, CO 80237.                                       loss the Fund or
Or you may transmit                                     IFG incurs. If you
your payment by                                         are already a
bank wire (call IFG                                     shareholder in the
for instructions).                                      INVESCO funds, the
                                                        Fund may  seek
                                                        reimbursement  from your
                                                        existing  account(s) for
                                                        any loss incurred.

--------------------------------------------------------------------------------
With EasiVest or            $50 per month for           Like all regular
Direct Payroll              EasiVest; $50 per           investment plans,
Purchase                    pay period for              neither EasiVest
You may enroll on           Direct Payroll              nor Direct Payroll
the fund                    Purchase. You may           Purchase ensures a
application, or             start or stop your          profit or protects
call us for the             regular investment          against loss in a
correct form and            plan at any time,           falling market.
more details.               with two weeks'             Because you'll
Investing the same          notice to IFG.              invest continually,
amount on a monthly                                     regardless of
basis allows you to                                     varying price
buy more shares                                         levels, consider
when prices are low                                     your financial
and fewer shares                                        ability to keep
when prices are                                         buying through low
high. This "dollar-                                     price levels. And
cost averaging" may                                     remember that you
help offset market                                      will lose money if
fluctuations. Over                                      you redeem your
a period of time,                                       shares when the
your average cost                                       market value of all
per share may be                                        your shares is less
less than the                                           than their cost.
actual average
price per share.
--------------------------------------------------------------------------------
By PAL                      $1,000.                     Be sure to write
Your "Personal                                          down the
Account Line" is                                        confirmation number
available for                                           provided by PAL.
subsequent                                              Payment must be
purchases and                                           received within 3
exchanges 24-hours                                      business days, or
a day. Simply call                                      the transaction may
1-800-424-8085.                                         be cancelled. If a
                                                        telephone   purchase  is
                                                        cancelled     due     to
                                                        nonpayment,  you will be
                                                        responsible    for   any
                                                        related loss the Fund or
                                                        IFG  incurs.  If you are
                                                        already a shareholder in
                                                        the INVESCO  funds,  the
                                                        Fund       may      seek
                                                        reimbursement  from your
                                                        existing  account(s) for
                                                        any loss incurred.

--------------------------------------------------------------------------------
By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege" below.
another of the              for written
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of other       shares for an
INVESCO funds. You may      existing account.
also establish as           (The exchange minimum
Automatic Monthly           is $250 for purchases
Exchange service between    requested by telephone).
two INVESCO funds; call
IFG for further details
and the correct form.
================================================================================

Exchange Privilege. You may exchange your shares in this Fund for those in another INVESCO fund, on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.

      Please note these policies regarding exchanges of fund shares:

      1)  The fund accounts must be identically registered.

      2) You may make four exchanges out of each fund during each calendar year.

      3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).

      4) The Fund reserves the right to reject any exchange request, or to modify or terminate exchange privileges, in the best interests of the Fund and its shareholders. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of the change in privilege, except for unusual instances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily stopped).

      Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of shares. These expenditures may include compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include IFG-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's transfer agent computer-processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions.

      In addition, other reimbursable expenditures include advertising, preparation and distribution of sales literature, printing and distribution of prospectuses to prospective investors, public relations efforts, marketing programs and other services and promotional activities agreed upon from time to time by the Fund and its board of directors. These services and activities may be conducted by the staff of IFG or its affiliates or by third parties.

      IFG is not entitled to reimbursement for overhead expenses under the Plan, but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for IFG personnel whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Also, any payments made by the Fund may not be used to finance the distribution of shares of any other mutual fund advised by IFG. Payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

      Under the Plan, the Fund's reimbursement to IFG is limited to an amount computed at a maximum annual rate of 0.25 of 1% of the Fund's average net assets. Payments by the Fund under the Plan, for any month, may only be made to reimburse expenditures incurred during the rolling 12-month period in which that month falls, although this period is expanded to 24 months for expenses incurred during the first 24 months of the Fund's operations. Therefore, any reimbursable expenses incurred by IFG in excess of the limitations described above are not reimbursable and will be borne by IFG. In addition, IFG may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of its termination.

FUND SERVICES

      Shareholder Accounts. IFG will maintain a share account that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.

      Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and redemptions. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

      Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.

      Reinvestment of Distributions. Dividends and capital gain distributions are automatically invested in additional fund shares at the NAV on the ex-dividend date, unless you choose to have dividends and/or capital gain distributions automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).

      Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if the Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephoned instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.

      Retirement Plans And IRAs. Fund shares may be purchased for Individual Retirement Accounts (IRAs) and many types of tax-deferred retirement plans. IFG can supply you with information and forms to establish or transfer your existing plan or account.

HOW TO SELL SHARES

      The following chart shows several convenient ways to redeem your Fund shares. Shares of the Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.

      Please be specific from which fund you wish to redeem shares. Shareholders have a separate account for each fund in which they invest.

================================================================================
Method                      Minimum Redemption          Please Remember
================================================================================
By Telephone                $250 (or, if less,          This option is not
Call us toll-free           full liquidation of         available for
at 1-800-525-8085.          the account) for a          shares held in
                            redemption check;           Individual
                            $1,000 for a wire           Retirement Accounts
                            to bank of record.          (IRAs).
                            The maximum amount
                            which may be
                            redeemed by
                            telephone is
                            generally $25,000.
                            These telephone
                            redemption
                            privileges may be
                            modified or
                            terminated in the
                            future at the
                            discretion of IFG.
--------------------------------------------------------------------------------
In Writing                  Any amount. The             If the shares to be
Mail your request           redemption request          redeemed are
to INVESCO Funds            must be signed by           represented by
Group, Inc., P.O.           all registered              stock certificates,
Box 173706                  shareholders(s).            the certificates
Denver, CO 80217-           Payment will be             must be sent to
3706. You may also          mailed to your              IFG.
send your request           address of record,
by overnight                or to a pre-
courier to 7800 E.          designated bank.
Union Ave., Denver,
CO 80237.
--------------------------------------------------------------------------------
By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege," above.
another of the              for written
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
funds. You may also         (The exchange
establish an                minimum is $250 for
automatic monthly           exchanges requested
exchange service            by telephone.)
between two INVESCO
funds; call IFG for
further details and
the correct form.

--------------------------------------------------------------------------------
Periodic Withdrawal         $100 per payment,           You must have at
Plan                        on a monthly or             least $10,000 total
You may call us to          quarterly basis.            invested with the
request the                 The redemption              INVESCO funds, with
appropriate form            check may be made           at least $5,000 of
and more                    payable to any              that total invested
information at 1-           party you                   in the fund from
800-525-8085.               designate.                  which withdrawals
                                                        will be made.
--------------------------------------------------------------------------------
Payment To Third            Any amount.                 All registered
Party                                                   owners of the
Mail your request                                       account must sign
to INVESCO Funds                                        the request, with a
Group, Inc., P.O.                                       signature guarantee
Box 173706                                              from an eligible
Denver, CO 80217-                                       guarantor financial
3706.                                                   institution, such
                                                        as a commercial
                                                        bank or recognized
                                                        national or regional
                                                        securities firm.
================================================================================

      While the Fund will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

      Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If you participate in Easivest, the Fund's automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further Easivest purchases unless you instruct us otherwise.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to involuntarily redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

TAXES, DIVIDENDS, AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state, and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically distributed in shares of the Fund or another fund in the INVESCO group.

      The Fund may be subject to withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless you are subject to backup withholding for other reasons, you can avoid backup withholding on your Fund account by ensuring that we have a correct, certified tax identification number.

      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on a quarterly basis, at the discretion of the Fund's board of directors.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution.

     At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders.

Net realized capital gains are divided into short-term and long-term gains depending upon how long the Fund held the security which gave rise to the gains. The capital gains distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as income and are paid to shareholders as dividends.

      Shareholders also may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid.

      We encourage you to consult a tax adviser with respect to these matters. For further information see "Dividends, Capital Gain Distributions and Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION


      Voting Rights. All shares of the Company have equal voting rights based on one vote for each share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all the funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a fund-by-fund basis. To the extent permitted by law, when not all funds are affected by a matter to be voted upon, only shareholders of the fund or funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

      Master/Feeder Option. As a matter of fundamental policy, the Company may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having substantially the same fundamental investment objective, policies and limitations. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable law, any such investment may be made in the sole discretion of the Company's board of directors without a vote of the Fund's shareholders. However, shareholders will be given at least 30 days prior notice of any such investment. Such an investment would be made only if the board of directors determines it to be in the best interests of the Fund and its shareholders based on potential cost savings, operational efficiencies or other factors. No assurance can be given that costs would be materially reduced if this option were implemented.

                              INVESCO   BALANCED  FUND  A  no-load  mutual  fund
                              seeking capital appreciation and current income.


                              PROSPECTUS
                              November 30, 1995

      To receive general information and prospectuses on any of the INVESCO funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085

To reach PAL, your 24-hour Personal Account Line (PAL) call:

      1-800-424-8085

Or write to:


      INVESCO Funds Group, Inc., Distributor
      7800 E. Union Avenue
      Post Office Box 173706
      Denver, Colorado  80217-3706

If you're in Denver, please visit one of our convenient Investor Centers:


      Cherry Creek
      155-B Fillmore Street

      Denver Tech Center
      7800 East Union Avenue, Lobby Level

PROSPECTUS
November 30, 1995


      INVESCO Multi-Asset Allocation Fund (the "Fund") seeks to achieve a high total return on investment through capital appreciation and current income. The Fund invests in six asset classes: stocks of large-capitalization companies, stocks of small- capitalization companies, equity real estate securities, international equity securities, fixed-income securities, and cash securities. Allocating assets among these different classes allows the Fund to take advantage of attractive investment opportunities in various sectors of the capital markets, while providing diversification to reduce risk.

      This prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated November 30, 1995, has been filed with the Securities and Exchange Commission, and is incorporated by reference into this prospectus. To obtain a free copy, write to INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085.


TABLE OF CONTENTS                                                         Page

ESSENTIAL INFORMATION...................................................... 29

ANNUAL FUND EXPENSES....................................................... 30

FINANCIAL HIGHLIGHTS....................................................... 32

INVESTMENT OBJECTIVE AND STRATEGY.......................................... 33


INVESTMENT POLICIES AND RISKS.............................................. 36


THE FUND AND ITS MANAGEMENT................................................ 41


FUND PRICE AND PERFORMANCE................................................. 43


HOW TO BUY SHARES.......................................................... 43

FUND SERVICES.............................................................. 47


HOW TO SELL SHARES......................................................... 48

TAXES, DIVIDENDS, AND CAPITAL GAIN DISTRIBUTIONS........................... 51


ADDITIONAL INFORMATION..................................................... 52



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

ESSENTIAL INFORMATION

     Investment Objective And Strategy. Multi-Asset Allocation Fund pursues its objective - a high total return on investment through capital appreciation and current income - by investing in a strategic mixture of common stocks (both large- and small-cap), foreign equities, equity real estate securities (primarily real estate investment trusts), fixed-income securities, and cash. Allocations are based upon the projected investment returns for each class. There is no guarantee that the Fund will meet its objective. See "Investment Objective And Strategy."

      The Fund is Designed For: Investors who want to diversify their portfolios among various types of investments in a single fund. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio. You also may wish to consider the Fund as part of a Uniform Gift/Transfer To Minors Account or systematic investing strategy. The Fund may be a suitable investment for many types of retirement programs, including IRA, SEP-IRA, SARSEP, 401(k), Profit Sharing, Money Purchase Pension, and 403(b) plans.

     Time Horizon. Because the value of its holdings varies, the Fund's price per share will fluctuate. Investors should consider this a medium- to long-term investment.

      Risks. The Fund's investments in fixed-income securities are subject to credit risk and market risk. Its returns on foreign investments may be influenced by currency fluctuations and other risks of investing overseas. The market prices of the small cap stocks in which the Fund invests may be more volatile than those of large cap stocks. The Fund's investments in real estate securities have many of the same risks as the direct ownership of real estate. See "Investment Objective and Strategy" and "Investment Policies and Risks."

     Organization and Management. The Fund is a series of INVESCO Multiple Asset Funds, Inc. (the Company), a diversified, managed, no-load mutual fund. The Fund is owned by its shareholders. It employs INVESCO Funds Group, Inc. (IFG), founded in 1932, to serve as investment adviser, administrator, distributor, and transfer agent. INVESCO Management & Research, Inc. (IMR) serves as sub-adviser.

     The Fund is team-managed; Bob Slotpole leads this group and makes the final determination of asset allocations. Mr. Slotpole has 20 years of investment experience, and holds degrees from Stanford University and the State University of New York at Buffalo. See "The Fund And Its Management."

      IFG and IMR are part of a global firm that managed approximately $74 billion as of June 30, 1995. The parent company, INVESCO PLC, is based in London, with money managers located in Europe, North America and the Far East.

This Fund  Offers All of the  Following  Services  at No Charge:
Telephone purchases
Telephone exchanges
Telephone  redemptions
Automatic  reinvestment of distributions
Regular investment plans, such as EasiVest (the Fund's automatic monthly investment program), Direct Payroll Purchase, and Automatic Monthly Exchange Periodic withdrawal plans

      See "How To Buy Shares" and "How To Sell Shares."

      Minimum Initial Investment: $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll
Purchase.

      Minimum Subsequent Investment: $50 (Minimums are lower for certain retirement plans.)

ANNUAL FUND EXPENSES

     The Fund is no-load; there are no fees to purchase, exchange or redeem shares. The Fund is authorized to pay a Rule 12b-1 distribution fee of one quarter of one percent of the Fund's average net assets each year. (See "How To Buy Shares -- Distribution Expenses.")

      Like any company, the Fund has operating expenses, such as portfolio management, accounting, shareholder servicing, maintenance of shareholder accounts, and other expenses. These expenses are paid from the Fund's assets. Lower expenses therefore benefit investors by increasing the Fund's total return.

      We calculate annual operating expenses as a percentage of the Fund's average annual net assets. To keep expenses competitive, IFG and IMR voluntarily reimburse the Fund for amounts in excess of 1.50% of average net assets.


Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fee 0.75%
12b-1 Fees 0.25%
Other Expenses (after absorbed expenses)(1)                             0.50%
Total Fund Operating Expenses (after absorbed expenses)(1)              1.50%


(1) In the absence of the voluntary expense limitation, the Fund's "Other Expenses" and "Total Fund Operating Expenses" would have been 1.47% and 2.47%, respectively, based on the Fund's actual expenses for the fiscal year ended July 31, 1995.

EXAMPLE


      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)

                  1 Year      3 Years     5 Years     10 Years
                  $15         $48         $82         $180

      The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The example should not be considered a representation of past or future performance or expenses, and actual annual returns and expenses may be greater or less than those shown. For more information on the Fund's expenses, see "The Fund and Its Management" and "How to Buy Shares -- Distribution Expenses."

      Since the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the independent accountant's report appearing in the Fund's 1995 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information, both of which are available without charge by contacting INVESCO Funds Group, Inc. at the address or telephone number on the cover of this Prospectus. The Annual Report also contains more information about the Fund's performance.


                                                       Year            Period
                                                      Ended             Ended
                                                     July 31            July31
                                                ------------      ------------
                                                       1995             1994^

Multi-Asset Allocation Fund

PER SHARE DATA
Net Asset Value -- Beginning of Period                $ 9.68            $10.00
                                                ------------      ------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.28              0.06
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                       1.16            (0.32)
                                                ------------      ------------
Total from Investment Operations                        1.44            (0.26)
                                                ------------      ------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                    0.28              0.06
                                                ------------      ------------
Net Asset Value -- End of Period                      $10.84             $9.68
                                                ============      ============

TOTAL RETURN                                          15.13%          (2.60%)*

RATIOS
Net Assets -- End of Period ($000 Omitted)            $7,778            $4,958
Ratio of Expenses to Average Net Assets#               1.50%            1.50%~
Ratio of Net Investment Income to
   Average Net Assets#                                 2.99%            2.23%~
Portfolio Turnover Rate                                  79%              42%*

^  From December 1, 1993, commencement of operations, to July 31, 1994.

* These amounts are based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the year ended July 31, 1995 and the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 2.47% and 5.14% (annualized), respectively, and the ratio of net investment income to average net assets would have been 2.02% and (1.41%) (annualized), respectively.

~  Annualized

INVESTMENT OBJECTIVE AND STRATEGY

      INVESCO Multi-Asset Allocation Fund is a diversified mutual fund that seeks a high total return on investment through capital appreciation and current income. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders. The Fund pursues this objective by allocating its assets among six asset classes: stocks of large capitalization companies (large cap stocks); stocks of small capitalization companies (small cap stocks); equity real estate securities, primarily real estate investment trusts; international equity securities; fixed income securities; and cash securities. There is no guarantee that the Fund will meet its objective.

      The Fund may allocate its assets among these six classes within specified ranges. Current allocations are based on Fund Management's projections of investment returns for each class. The Fund's "benchmark mix" of assets represents the expected allocation when the projected returns for all six classes are normal relative to the others based on historical investment returns. If we believe the return for a particular class will be higher than normal relative to the others, the Fund invests more heavily in that class than the benchmark suggests. Conversely, if we estimate lower-than- normal returns for a particular class relative to the others, it is underweighted relative to the benchmark mix. The historical performance of each class is measured by using a comparative index of securities for the class. The Fund's six asset classes, investment ranges, benchmark mix and comparative indices are set forth below:

                        Percentage        Bench-
Asset                   of Fund's         mark
Class                   Total Assets      Mix         Comparative Index
------------------------------------------------------------------------
Large-cap stocks        0-70%             35%         S&P 500


Small-cap stocks        0-30%             10%         Russell 2000

Real estate equity
securities              0-30%             10%         NAREIT Equity
                                                      REIT Index

International
stocks                  0-30%             10%         MSCI-EAFE

Fixed-income            0-50%             25%         Lehman Brothers
                                                      Aggregate Bond

Cash Securities         0-30%             10%         90-day T-bills


      Fund Management regularly reviews the Fund's investment allocations, and will vary the amount invested in each class within the ranges set forth above depending upon its assessment of business, economic and market conditions. However, we do not attempt to "time" the various markets or make sudden, major shifts in weightings. Any allocation adjustments are made gradually and in accordance with the Fund's objective of seeking a high total return. While the percentage of the Fund's assets invested in each class will vary from time to time, the Fund does not anticipate altering the benchmark mix. However, Fund Management reserves the right to add or delete asset classes, and to adjust the percentage of each class in the benchmark mix accordingly. The Fund will not add or delete asset classes without giving shareholders such notice as may be required under the circumstances.

      When we believe conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its assets in cash and fixed income securities, in an attempt to protect principal value until conditions stabilize. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in cash securities.

Equity Holdings

      In managing the equity portions of the Fund's portfolio (large cap stocks, small cap stocks, equity real estate securities and international stocks), Fund Management applies a combination of quantitative strategies and traditional stock selection methods to a broad universe of stocks in order to uncover attractive values. Typically, common stocks and, to a lesser degree, preferred stocks and securities convertible into common stocks, will be examined quantitatively for their exposure to certain factors that we believe are helpful in selecting equities that can be expected to show superior future performance. These factors include earnings- to-price ratio, book value-to-price ratio, earnings estimate revision momentum, relative market strength compared to competitors, inventory/sales trend, and financial leverage. A stock's expected return is estimated based on these factors and estimated trading costs. Next a computer optimization process suggests a portfolio that seeks to maximize expected return at a controlled level of risk. Traditional fundamental analysis is then employed to make the final selection of holdings.

      Large-cap stocks. These holdings are selected from the 1,000 largest publicly-traded U.S. companies. Size is determined by measuring a firm's market capitalization -- the market value of all of a company's equity securities. These securities are traded principally on U.S. national stock exchanges, but also may be traded on regional stock exchanges or in the over-the-counter (OTC) market. Large-cap stocks may offer higher dividends than the stocks of smaller-cap firms.

      The index used to measure the historical performance of large- cap stocks is the Standard & Poor's 500, which is composed of 500 widely held common stocks listed on the New York or American Stock Exchange, or on the NASDAQ over-the-counter market.

      Small-cap stocks. The Fund seeks its small-cap holdings from companies having market capitalizations smaller than the 1,000 largest publicly-traded U.S. companies. These small-cap stocks typically pay no or only minimal dividends, and may involve greater risks than securities of larger, more established companies. However, because of their long-term prospects, they may offer the potential for greater price appreciation.

      The index used to measure the historical performance of small-cap stocks is the Russell 2000, which is composed of the 2,000 publicly traded U.S. companies that are next in size after the 1,000 largest publicly traded U.S. companies, measured by market capitalization.

      Real estate equity securities. The Fund focuses its real estate investments on equity real estate investment trusts (REITs), but may also invest in real estate development and real estate operating companies, as well as other real estate-related businesses. Equity REITs are trusts that sell shares to investors and invest the proceeds in real estate. The index used is the NAREIT Equity REIT, which is composed of all tax-qualified REITs listed on the New York and American Stock Exchanges, plus those listed on the NASDAQ National Market System.

      International stocks. The Fund may invest in international equity securities directly or through American Depository Receipts (ADRs). Up to 25% of the Fund's total assets, measured at the time of purchase, may be invested directly in foreign securities. Investments in Canadian securities and ADRs are not included in this limitation. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. The index used is the Morgan Stanley Capital Index-Europe, Australia, and Far East (MSCI-EAFE), which is composed of companies listed on exchanges in countries of those specific regions.

Fixed Income and Cash Holdings

      Fixed-income. For the fixed-income portion of the holdings, we select only obligations of the U.S. government, its agencies and instrumentalities or investment grade corporate bonds. These securities tend to offer lower income than bonds of lower quality, but are more shielded from credit risk. Obligations issued by government agencies or instrumentalities may include some supported only by the credit of the issuer rather than backed by the full faith and credit of the U.S. government. The Fund also may invest up to 25% of its total assets in fixed income securities issued by foreign companies. The Fund may hold securities of any maturity (from less than one year up to 30 years), with the average maturity varying depending upon economic and market conditions.

      The index used to  measure  the  historical  performance  of fixed  income securities is the Lehman Brothers Aggregate Bond, which is composed of fixed-rate, investment grade domestic corporate bond issues, plus U.S. government treasury and agency securities, Yankee bonds (U.S. traded debt issued or guaranteed by foreign governments), and mortgage-backed securities.

      Cash   securities.   The  Fund's  cash  securities  may  include  domestic
certificates of deposit and banker's acceptances, repurchase agreements, commercial paper and U.S. government and agency securities and investment grade corporate bonds with remaining maturities of one year or less.

INVESTMENT POLICIES AND RISKS

      Investors generally should expect to see their price per share and income levels vary with movements in the stock and fixed-income markets, changes in economic conditions and other factors. The Fund invests in many different companies in a variety of securities and industries; this diversification may help reduce the Fund's overall exposure to investment and market risks, but cannot eliminate these risks.

     Small-Cap Stocks. Small-cap companies frequently have limited operating histories, product lines, and financial and managerial resources. They may experience intense competitive pressures from larger, more established firms in the same industry. The market prices of small cap stocks may be more volatile than those of large cap stocks both because they typically trade in lower volumes and because small-cap firms may be more vulnerable to changes in their earnings or prospects. As a result, small cap companies may experience substantial losses as well as significant growth.

      Real Estate Securities. Real estate securities have many of the same risks as the direct ownership of real estate, including the risk that the property will decline in value, and risks related to general and local economic conditions, overbuilding, property tax and operating expense increases, and fluctuating rental income. REITs have the additional factors of management skill, potentially inadequate diversification, and favorable financing to consider. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and failing to maintain exemption from the Investment Company Act of 1940.

     Foreign Securities. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against foreign currencies, returns on foreign securities for a U.S. investor may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other aspects of international investing to consider include:

      -less publicly available information than is generally available about U.S. issuers;


      -differences in accounting, auditing and financial reporting standards;

      -generally higher commission rates on foreign portfolio transactions and longer settlement periods;


      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

      Debt Securities. When we assess an issuer's ability to meet its interest rate obligations and repay its debt when due, we are referring to "credit risk." Debt obligations are rated based on their estimated credit risk by independent services such as Standard & Poor's Rating Group (S&P) or Moody's Investors Service, Inc. (Moody's). "Market risk" for debt securities principally refers to sensitivity to changes in interest rates: for instance, when interest rates go up, the market value of a bond issued previously generally declines; on the other hand, when interest rates go down, bonds generally see their prices increase.

      The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes; this is also true of most unrated debt securities. The Fund seeks to reduce these risks by investing only in investment grade debt securities (those rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's or, if unrated, are judged by Fund Management to be of equivalent quality). These bonds enjoy strong to adequate capacity to pay principal and interest. Securities rated BBB or Baa are considered to be of medium grade and may have speculative characteristics. While Fund Management continuously monitors all of the debt securities in the Fund's portfolio for the issuer's ability to make required principal and interest payments and other quality factors, it may retain a bond whose rating is changed to one below the minimum rating required for purchase of the security.

      The Fund's investments in debt securities may include investments in zero coupon bonds, step-up bonds, mortgage-backed securities and asset-backed securities. Zero coupon bonds (zeros) make no periodic interest payments. Instead, they are sold at a discount from their face value. The buyer of the zero receives the rate of return by the gradual appreciation in the price of the security, which is redeemed at face value at maturity. Step-up bonds initially make no (or low) cash interest payments, but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. Being extremely responsive to changes in interest rates, the market prices of both zeros and step-up bonds may be more volatile than other bonds. The Fund may be required to distribute income recognized on these bonds, even though no cash interest payments may be received, which could reduce the amount of cash available for investment by the Fund.

      Mortgage-backed securities represent interests in pools of mortgages. Asset-backed securities generally represent interests in pools of consumer loans. Both usually are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

      The Fund also may invest in stripped mortgage- or asset-backed securities, in which the principal and interest payments on the underlying pool of loans are separated or "stripped" to create two classes of securities. In general, the interest-only, or IO, class receives all of the interest payments and the principal-only, or PO, class receives all of the principal payments. The market prices of these securities generally are more sensitive to changes in interest and prepayment rates than traditional mortgage and asset-backed securities, and may be extremely volatile.

      When-Issued Securities. Up to 10% of the value of the Fund's total assets may be committed to purchase or sell securities on a when-issued or delayed-delivery basis -- that is, with settlement taking place in the future. The payment obligation and the interest rate received on the securities generally are fixed at the time the Fund enters into the commitment. Between the date of purchase and the settlement date, the market value of the securities may vary, and no interest is payable to the Fund prior to settlement.

      Futures, Options and Other Derivative Instruments. In order to hedge its portfolio, the Fund may purchase and write options on securities (including index options and options on foreign securities), and may invest in futures contracts for the purchase or sale of foreign currencies, fixed-income securities and instruments based on financial indices (collectively, "futures contracts"), options on futures contracts and forward contracts. These practices and their risks are discussed under "Investment Policies and Restrictions" in the Statement of Additional Information.

      Repurchase Agreements. The Fund may invest money, for as short a time as overnight, using repurchase agreements (repos). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price. The Fund could incur costs or delays in seeking to sell the instrument if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities that are the subject of the repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards established by the Fund's board of directors.

     Other Securities. The Fund may invest in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable, and in restricted securities that may be resold to institutional investors, known as "Rule 144A Securities." In addition, the Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions on a fully- collateralized basis. For more information concerning these securities and investment techniques, see "Investment Policies and Restrictions" in the Statement of Additional Information.

      Portfolio Turnover. There are no limitations regarding portfolio turnover for either the equity or fixed income portions of the Fund's portfolio. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held when, in the opinion of Fund Management, investment considerations warrant such action. Increased portfolio turnover may result in greater brokerage commissions and acceleration of capital gains which are taxable when distributed to shareholders. The Statement of Additional Information includes an expanded discussion of the Fund's portfolio turnover rate, its brokerage practices and certain federal income tax matters.

      For a further discussion of risks associated with an investment in the Fund, see "Investment Policies and Restrictions" and "Investment Practices" in the Statement of Additional Information.

      Investment Restrictions. Certain restrictions, which are set forth in the Statement of Additional Information, may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of its total assets, the Fund limits to 5% the portion of its total assets that may be invested in any one issuer (other than cash items and U.S. government securities). In addition, the Fund limits to 25% the portion of its total assets that may be invested in any one industry (other than U.S. government securities). Other fundamental restrictions prohibit the Fund from lending more than 33-1/3% of its total assets to other parties and from borrowing money, except that the Fund may borrow amounts up to 33-1/3% of its total assets for temporary or emergency purposes. Except where indicated to the contrary, the investment policies described in this prospectus are not considered fundamental and may be changed without a vote of the Fund's shareholders.

THE FUND AND ITS MANAGEMENT


      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as a diversified, open-end, management investment company. It was incorporated on August 19, 1993, under the laws of Maryland.

      The Company's board of directors has responsibility for overall supervision of the Fund, and reviews the services provided by the adviser and sub-adviser. Under an agreement with the Fund, INVESCO Funds Group, Inc. (IFG), 7800 E. Union Avenue, Denver, Colorado 80237, serves as the Fund's investment manager; it is primarily responsible for providing the Fund with various administrative services. An affiliate of IFG, INVESCO Management & Research, Inc. (IMR), 101 Federal Street, Boston, Massachusetts, is the Fund's sub-adviser and is primarily responsible for managing the Fund's investments. Together, IFG and IMR constitute "Fund Management."

      The Fund is managed by a team of specialists with expertise in the various asset classes in which the Fund invests. Bob Slotpole, portfolio manager since 1993 for INVESCO Management & Research, Inc., has served as lead portfolio manager for the Fund since 1994, and is primarily responsible for the overall allocation of the Fund's investments among the six asset classes. He is also the portfolio manager of INVESCO Small Company Fund. His recent career includes these highlights: he developed the program trading department at First Boston (1985 to 1992) and served with the proprietary options department at Lehman Brothers (1983 to 1984). B.S., State University of New York at Buffalo; M.B.A., Stanford University.

      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

      The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of 0.75% on the first $500 million of the Fund's average net assets; 0.65% on the next $500 million of the Fund's average net assets; and 0.50% on the Fund's average net assets over $1 billion. While the portion of the management fee that is equal to 0.75% of the Fund's average net assets is higher than the management fees incurred by most other mutual funds, it is not higher than the management fees paid by most other asset allocation funds on comparable levels of assets. For the fiscal year ended July 31, 1995, investment advisory fees paid by the Fund amounted to 0.75% of the Fund's average net assets. Out of this fee, IFG paid an amount equal to 0.375% of the Fund's average net assets to IMR as a sub-advisory fee. No fee is paid by the Fund to IMR.

      Under a Transfer Agency Agreement, IFG acts as registrar, transfer agent, and dividend disbursing agent for the Fund. The Fund pays an annual fee of $14.00 per shareholder account or omnibus account participant for these services. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of IFG, may provide equivalent services to the Fund. In these cases, IFG may pay, out of the fee it receives from the Fund, an annual sub-transfer agency or record-keeping fee to the third party.

      In addition, under an Administrative Services Agreement, IFG handles additional administrative, record-keeping, and internal sub-accounting services for the Fund. For the fiscal year ended July 31, 1995, the Fund paid IFG a fee for these services equal to 0.17% of the Fund's average net assets.

      The Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. Total expenses of the Fund for the fiscal year ended July 31, 1995, including investment management fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 1.50% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG and IMR in order to ensure that the Fund's total operating expenses do not exceed 1.50% of the Fund's average net assets. In the absence of this voluntary expense limitation, the Fund's total operating expenses for the year ended July 31, 1995, would have been 2.47% of the Fund's average net assets.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How to Buy Shares -- Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with IFG, as the Fund's Distributor. The Fund may place orders for portfolio transactions with qualified broker/dealers which recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see "Investment Practices -- Placement of Portfolio Brokerage" in the Statement of Additional Information.

      The parent company for IFG and IMR is INVESCO PLC, a publicly traded holding company whose subsidiaries provide investment services around the world. IFG was established in 1932 and, as of July 31, 1995, managed 14 mutual funds, consisting of 38 separate portfolios, with combined assets of approximately
$10.1 billion on behalf of over 790,000 shareholders. IMR also acts as sub-adviser to the INVESCO Small Company Fund and offers investment services to U.S. institutions and wealthy individuals.

FUND PRICE AND PERFORMANCE

      Determining Price. The value of your investment in the Fund will vary daily. The price per share is also known as the Net Asset Value (NAV). IFG prices the Fund every day that the New York Stock Exchange is open, as of the close of regular trading (normally, 4:00 p.m., New York time). NAV is calculated by adding together the current market value of all of the Fund's assets, including accrued interest and dividends; then subtracting liabilities, including accrued expenses; and finally dividing that dollar amount by the total number of shares outstanding.

      Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise the Fund's total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $1,000 investment in the Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited. Cumulative total return shows the actual rate of return on an investment; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, not showing the interim variations in performance over the periods cited. More information about the Fund's recent and historical performance is contained in the Fund's Annual Report to shareholders. You can get a free copy by calling or writing to IFG using the phone number or address on the cover of this prospectus.

      When we quote mutual fund rankings published by Lipper Analytical Services, Inc., we may compare the Fund to others in its category of Flexible Portfolio Funds, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials. For more information see "Fund Performance" in the Statement of Additional Information.

      Performance figures are based on historical investment results and are not intended to suggest future performance.

HOW TO BUY SHARES

      The following chart shows several convenient ways to invest in the Fund. Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest, exchange, or redeem shares when you make transactions directly through IFG. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee. For all new accounts, please send a completed application form. Please specify which Fund you wish to purchase.

      Fund Management reserves the right to reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of the Fund. Further, Fund Management reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in the Fund's best interests.

=============================================  =================================
Method                      Investment Minimum          Please Remember
--------------------------------------------------------------------------------
By Check                    $1,000 for regular          If your check does
Mail to:                    account;                    not clear, you will
INVESCO Funds               $250 for an                 be responsible for
Group, Inc.                 Individual                  any related loss
P.O. Box 173706             Retirement Account;         the Fund or IFG
Denver, CO 80217-           $50 minimum for             incurs. If you are
3706.                       each subsequent             already a
Or you may send             investment.                 shareholder in the
your check by                                           INVESCO funds, the
overnight courier                                       Fund may seek
to: 7800 E. Union                                       reimbursement from
Ave.,                                                   your existing
Denver, CO 80237.                                       account(s) for any
                                                        loss incurred.
--------------------------------------------------------------------------------
By Telephone or             $1,000.                     Payment must be
Wire                                                    received within 3
Call 1-800-525-8085                                     business days, or
to request your                                         the transaction may
purchase. Then send                                     be cancelled. If a
your check by                                           telephone purchase
overnight courier                                       is cancelled due to
to our street                                           nonpayment, you
address:                                                will be responsible
7800 E. Union Ave.,                                     for any related
Denver, CO 80237.                                       loss the Fund or
Or you may transmit                                     IFG incurs. If you
your payment by                                         are already a
bank wire (call IFG                                     shareholder in the
for instructions).                                      INVESCO funds, the
                                                        Fund       may      seek
                                                        reimbursement  from your
                                                        existing  account(s) for
                                                        any loss incurred.

--------------------------------------------------------------------------------
With EasiVest or            $50 per month for           Like all regular
Direct Payroll              EasiVest; $50 per           investment plans,
Purchase                    pay period for              neither EasiVest
You may enroll on           Direct Payroll              nor Direct Payroll
the fund                    Purchase. You may           Purchase ensures a
application, or             start or stop your          profit or protects
call us for the             regular investment          against loss in a
correct form and            plan at any time,           falling market.
more details.               with two weeks'             Because you'll
Investing the same          notice to IFG.              invest continually,
amount on a monthly                                     regardless of
basis allows you to                                     varying price
buy more shares                                         levels, consider
when prices are low                                     your financial
and fewer shares                                        ability to keep
when prices are                                         buying through low
high. This "dollar-                                     price levels. And
cost averaging" may                                     remember that you
help offset market                                      will lose money if
fluctuations. Over                                      you redeem your
a period of time,                                       shares when the
your average cost                                       market value of all
per share may be                                        your shares is less
less than the                                           than their cost.
actual average
price per share.
--------------------------------------------------------------------------------
By PAL                      $1,000.                     Be sure to write
Your "Personal                                          down the
Account Line" is                                        confirmation number
available for                                           provided by PAL.
subsequent                                              Payment must be
purchases and                                           received within 3
exchanges 24-hours                                      business days, or
a day. Simply call                                      the transaction may
1-800-424-8085.                                         be cancelled. If a
                                                        telephone   purchase  is
                                                        cancelled     due     to
                                                        nonpayment,  you will be
                                                        responsible    for   any
                                                        related loss the Fund or
                                                        IFG  incurs.  If you are
                                                        already a shareholder in
                                                        the INVESCO  funds,  the
                                                        Fund       may      seek
                                                        reimbursement  from your
                                                        existing  account(s) for
                                                        any loss incurred.

--------------------------------------------------------------------------------
By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege" below.
another of the              for written
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO funds.        existing account.
You may also establish      (The exchange minimum
an Automatic Monthly        is $250 for purchases
Exchange service between    requested by telephone)
two INVESCO funds; call
IFG for further details
and the correct form.
================================================================================

 Exchange Privilege. You may exchange your shares in this Fund for those in another INVESCO fund, on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.

      Please note these policies regarding exchanges of fund shares:

      1)  The fund accounts must be identically registered.

      2) You may make four exchanges out of each fund during each calendar year.

      3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).

      4) The Fund reserves the right to reject any exchange request, or to modify or terminate exchange privileges, in the best interests of the Fund and its shareholders. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of the change in privilege, except for unusual instances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily stopped).

      Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of shares. These expenditures may include compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include IFG-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's transfer agent computer-processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions.

      In addition, other reimbursable expenditures include advertising, preparation and distribution of sales literature, printing and distribution of prospectuses to prospective investors, public relations efforts, marketing programs and other services and promotional activities agreed upon from time to time by the Fund and its board of directors. These services and activities may be conducted by the staff of IFG or its affiliates or by third parties.

      IFG is not entitled to reimbursement for overhead expenses under the Plan, but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for IFG personnel whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Also, any payments made by the Fund may not be used to finance the distribution of shares of any other mutual fund advised by IFG. Payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

      Under the Plan, the Fund's reimbursement to IFG is limited to an amount computed at a maximum annual rate of 0.25 of 1% of the Fund's average net assets. Payments by the Fund under the Plan, for any month, may only be made to reimburse expenditures incurred during the rolling 12-month period in which that month falls, although this period is expanded to 24 months for expenses incurred during the first 24 months of the Fund's operations. Therefore, any reimbursable expenses incurred by IFG in excess of the limitations described above are not reimbursable and will be borne by IFG. In addition, IFG may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of its termination.

FUND SERVICES

      Shareholder Accounts. IFG will maintain a share account that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.

      Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and redemptions. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

      Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.

      Reinvestment of Distributions. Dividends and capital gain distributions are automatically invested in additional fund shares at the NAV on the ex-dividend date, unless you choose to have dividends and/or capital gain distributions automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).

      Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if the Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephoned instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.

      Retirement Plans And IRAs. Fund shares may be purchased for Individual Retirement Accounts (IRAs) and many types of tax-deferred retirement plans. IFG can supply you with information and forms to establish or transfer your existing plan or account.

HOW TO SELL SHARES

      The following chart shows several convenient ways to redeem your Fund shares. Shares of the Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.

      Please be specific from which fund you wish to redeem shares. Shareholders have a separate account for each fund in which they invest.

================================================================================
Method                      Minimum Redemption          Please Remember
================================================================================
By Telephone                $250 (or, if less,          This option is not
Call us toll-free           full liquidation of         available for
at 1-800-525-8085.          the account) for a          shares held in
                            redemption check;           Individual
                            $1,000 for a wire           Retirement Accounts
                            to bank of record.          (IRAs).
                            The maximum amount
                            which may be
                            redeemed by
                            telephone is
                            generally $25,000.
                            These telephone
                            redemption
                            privileges may be
                            modified or
                            terminated in the
                            future at the
                            discretion of IFG.
--------------------------------------------------------------------------------
In Writing                  Any amount. The             If the shares to be
Mail your request           redemption request          redeemed are
to INVESCO Funds            must be signed by           represented by
Group, Inc., P.O.           all registered              stock certificates,
Box 173706                  shareholders(s).            the certificates
Denver, CO 80217-           Payment will be             must be sent to
3706. You may also          mailed to your              IFG.
send your request           address of record,
by overnight                or to a pre-
courier to 7800 E.          designated bank.
Union Ave., Denver,
CO 80237.
--------------------------------------------------------------------------------
By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege," above.
another of the              for written
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
funds. You may also         (The exchange
establish an                minimum is $250 for
automatic monthly           exchanges requested
exchange service            by telephone.)
between two INVESCO
funds; call IFG for
further details and
the correct form.

--------------------------------------------------------------------------------
Periodic Withdrawal         $100 per payment,           You must have at
Plan                        on a monthly or             least $10,000 total
You may call us to          quarterly basis.            invested with the
request the                 The redemption              INVESCO funds, with
appropriate form            check may be made           at least $5,000 of
and more                    payable to any              that total invested
information at 1-           party you                   in the fund from
800-525-8085.               designate.                  which withdrawals
                                                        will be made.
--------------------------------------------------------------------------------
Payment To Third            Any amount.                 All registered
Party                                                   owners of the
Mail your request                                       account must sign
to INVESCO Funds                                        the request, with a
Group, Inc., P.O.                                       signature guarantee
Box 173706                                              from an eligible
Denver, CO 80217-                                       guarantor financial
3706.                                                   institution, such
                                                        as a commercial
                                                        bank or recognized
                                                        national or
                                                        regional securities
                                                        firm.
================================================================================

      While the Fund will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

      Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If you participate in Easivest, the Fund's automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further Easivest purchases unless you instruct us otherwise.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to involuntarily redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

TAXES, DIVIDENDS, AND CAPITAL GAIN DISTRIBUTIONS


      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state, and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically distributed in shares of the Fund or another fund in the INVESCO group.

      The Fund may be subject to withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless you are subject to backup withholding for other reasons, you can avoid backup withholding on your Fund account by ensuring that we have a correct, certified tax identification number.

      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on a quarterly basis, at the discretion of the Fund's board of directors.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short

-term and long-term gains depending upon how long the Fund held the security which gave rise to the gains. The capital gains distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as income and are paid to shareholders as dividends.

      Shareholders also may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid.

      We encourage you to consult a tax adviser with respect to these matters. For further information see "Dividends, Capital Gain Distributions and Taxes" in the Statement of Additional Information.


ADDITIONAL INFORMATION


      Voting Rights. All shares of the Company have equal voting rights based on one vote for each share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all the funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a fund-by-fund basis. To the extent permitted by law, when not all funds are affected by a matter to be voted upon, only shareholders of the fund or funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

      Master/Feeder Option. As a matter of fundamental policy, the Company may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having substantially the same fundamental investment objective, policies and limitations. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable law, any such investment may be made in the sole discretion of the Company's board of directors without a vote of the Fund's shareholders. However, shareholders will be given at least 30 days prior notice of any such investment. Such an investment would be made only if the board of directors determines it to be in the best interests of the Fund and its shareholders based on potential cost savings, operational efficiencies or other factors. No assurance can be given that costs would be materially reduced if this option were implemented.

                              INVESCO  MULTI-ASSET  ALLOCATION  FUND  A  no-load
                              mutual  fund  seeking  capital   appreciation  and
                              current income.


                              PROSPECTUS
                              November 30, 1995

      To receive general information and prospectuses on any of the INVESCO funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085

To reach PAL, your 24-hour Personal Account Line (PAL) call:

      1-800-424-8085

Or write to:


      INVESCO Funds Group, Inc., Distributor
      7800 E. Union Avenue
      Post Office Box 173706
      Denver, Colorado  80217-3706

      If you're in Denver, please visit one of our convenient Investor Centers:


      Cherry Creek
      155-B Fillmore Street

      Denver Tech Center
      7800 East Union Avenue, Lobby Level

STATEMENT OF ADDITIONAL INFORMATION
November 30, 1995


                      INVESCO MULTIPLE ASSET FUNDS, INC.
                        Two no-load portfolios seeking
                   capital appreciation and current income

Address:                                  Mailing Address:

7800 E. Union Avenue                      Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado  80217-3706
                                  Telephone:
                     In continental U.S., 1-800-525-8085
-----------------------------------------------------------------------------


      INVESCO MULTIPLE ASSET FUNDS, INC., (the "Company") is a diversified, managed, no-load mutual fund consisting of two separate portfolios of investments, INVESCO Multi-Asset Allocation Fund (the "Multi-Asset Allocation Fund") and INVESCO Balanced Fund (the "Balanced Fund") (collectively, the "Funds" and individually, a "Fund"). The investment objective of each Fund is to provide investors with a high total return on investments through capital appreciation and current income. Each Fund pursues its objective by investing in a combination of equity securities and fixed income securities. Investors may purchase shares of either or both Funds. Additional funds may be added in the future.

      Separate Prospectuses for each of the Funds, dated November 30, 1995, which provide the basic information you should know before investing in a Fund, may be obtained without charge from INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217- 3706. This Statement of Additional Information is not a Prospectus, but contains information in addition to and more detailed than that set forth in each Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus.


Investment Adviser and Distributor:  INVESCO FUNDS GROUP, INC.

TABLE OF CONTENTS                                                         Page



INVESTMENT POLICIES AND RESTRICTIONS                                        56

THE FUND AND ITS MANAGEMENT                                                 70

HOW SHARES CAN BE PURCHASED                                                 82

HOW SHARES ARE VALUED                                                       86

FUND PERFORMANCE                                                            87

SERVICES PROVIDED BY THE FUND                                               89


TAX-DEFERRED RETIREMENT PLANS                                               90


HOW TO REDEEM SHARES                                                        90

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES                             91

INVESTMENT PRACTICES                                                        93

ADDITIONAL INFORMATION                                                      95

INVESTMENT POLICIES AND RESTRICTIONS


      As discussed in their respective Prospectuses in the sections entitled "Investment Objective and Strategy" and "Investment Policies and Risks," the
Funds may invest in a variety of securities, and employ a broad range of investment techniques, in seeking to achieve their respective investment objectives. Such securities and techniques include the following:


Types of Equity Securities

      As described in the Prospectuses, equity securities which may be purchased by the Funds consist of common, preferred and convertible preferred stocks, and securities having equity characteristics such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating" which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those which determine the prices of common stocks and exhibit similar behavior. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

      Convertible securities which may be purchased by the Funds include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

      Convertible securities have an "investment value" which is the theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. They also have a "conversion value" which is the worth in market value if the security were exchanged for the underlying equity security. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, generally will yield less than a senior non-convertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.


      Illiquid and 144A Securities. Each Fund may invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, a Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with effecting registration.

      Each Fund also may invest in restricted securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") (hereinafter referred to as "Rule 144A Securities"). These securities may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The Fund's board of directors has delegated to Fund management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. In recent years, a large institutional market has developed for Rule 144A Securities. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.
Institutional markets for Rule 144A Securities may provide both readily ascertainable values for Rule 144A Securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by the Fund, however, could adversely affect the marketability of such security, and the Fund might be unable to dispose of such security promptly or at reasonable prices. Each Fund has agreed with certain states that no more than 10% of its total assets will be invested in restricted securities which are not eligible for resale pursuant to Rule 144A.

American Depository Receipts

      As discussed in the Prospectuses, the Funds may invest in American Depository Receipts ("ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs.


Obligations of Domestic Banks

      These obligations consist of certificates of deposit ("CDs") and banker's acceptances issued by domestic banks (including their foreign branches) having total assets in excess of $5 billion, which meet the Funds' minimum rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank.

      Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). These instruments are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount.

Commercial Paper

      The Funds may invest in these obligations, which are short-term promissory notes issued by domestic corporations to meet current working capital requirements. Such paper may be unsecured or backed by a letter of credit. Commercial paper issued with a letter of credit is, in effect, "two party paper," with the issuer directly responsible for payment, plus a bank's guarantee that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days. The Funds will only invest in commercial paper which at the date of purchase is rated A-2 or higher by Standard & Poor's Ratings Group or Prime-2 or higher by Moody's Investors Service, Inc. or, if unrated, commercial paper that is judged by Fund Management to be equivalent in quality to commercial paper having such ratings. A commercial paper rating of A-2 or Prime-2 indicates a strong capacity for repayment of short-term promissory obligations.

Mortgage-Backed Securities

      The Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or institutions such as banks, insurance companies, and savings and loans. Some of these securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Freddie Mac certificates, are not.

      Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Funds. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency or private institution that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Asset-Backed Securities

      Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average life and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement.

Zero Coupon Bonds

      The Funds may invest in zero coupon bonds or "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of "strips" and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. In order for a Fund to maintain its qualification as a regulated investment company, it may be required to distribute income recognized on zero coupon bonds even though no cash may be paid to the Fund until the maturity or call date of the bond, and such distribution could reduce the amount of cash available for investment by the Fund.

When-Issued Securities


      Each Fund may make commitments in an amount of up to 10% of the value of its total assets at the time any commitment is made to purchase or sell securities on a when-issued or delayed delivery basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month or more later). The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities are generally fixed at the time the Fund enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. The Fund maintains cash, U.S. government securities, or other high-grade debt obligations readily convertible into cash having an aggregate value equal to the amount of such purchase commitments in a segregated account with its custodian until payment is made.

Securities Lending

      Each Fund also may lend its securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Fund monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of the loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).


Futures and Options on Futures and Securities

      As described in the Funds' Prospectuses, the Funds may enter into futures contracts, and purchase and sell ("write") options to buy or sell futures contracts and other securities. The Funds will comply with and adhere to all limitations in the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission (the "CFTC") as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. Under those restrictions, a Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the Fund's total assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money," as defined in the Commodity Exchange Act (the "CEA"), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA and the regulations thereunder. As to long positions which are used as part of the Funds' portfolio strategies and are incidental to their activities in the underlying cash market, the "underlying commodity value" of the Funds' futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

      Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in a segregated asset account with the broker an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin."

 Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by a Fund, there was a general increase in interest rates, thereby making the Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by a Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. For a more complete discussion of the risks involved in futures and options on futures and other securities, refer to Appendix A ("Description of Futures and Options Contracts").

      Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures contract and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in the prices due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities and the value of the futures contract. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the value of the underlying securities and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

     In addition, if the Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

Options on Futures Contracts

      The Funds may buy and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

      The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Foreign Currency Contracts


      The Funds may enter into forward currency contracts to purchase or sell foreign currencies (i.e., non-U.S. currencies) as a hedge against possible variations in foreign exchange rates. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security transaction, a Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received or during the time the Fund holds the foreign security. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. The Funds will not speculate in forward currency contracts. Although the Funds have not adopted any limitations on their ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Funds do not attempt to hedge all of their non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by their investment adviser or sub-adviser. The Funds will not enter into forward contracts for a term of more than one year.

Swaps and Swap-Related Products

      Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor.


      Although the Funds currently do not intend to use interest rate swaps, caps and floors, they are permitted to enter into such transactions on either an asset-based or liability-based basis, depending upon whether they are hedging their assets or their liabilities. Interest rate swaps usually are entered into on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis, and an amount of cash or high-grade liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, the Fund would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. The Funds will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Funds' adviser or sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund would have contractual remedies pursuant to the agreements related to the transaction.

      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will maintain in a segregated account cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.

      There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. The documentation currently used in those markets attempts to limit the risk of loss with respect to interest rate swaps to the net amount of the payments that a party is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would anticipate losing the net amount of the payments that the Fund contractually is entitled to receive over the payments that the Fund is contractually obligated to make. The Funds may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above as well as the Funds' other investment restrictions set forth below.

Investment Restrictions

      As described in the section of each Fund's Prospectus entitled "Investment Objective and Policies," the Funds operate under certain investment restrictions which are fundamental and may not be changed with respect to a particular Fund without the prior approval of the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the outstanding voting securities of that Fund. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.


      Each Fund may not:


      1. With respect to seventy-five percent (75%) of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;


      2. Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      3. Invest more than 25% of the value of its total assets in any particular industry (other than Government securities).

      4. Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

      5. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      6. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.)

      7. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

      As a fundamental policy in addition to the above, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

      Furthermore, the board of directors has adopted additional investment restrictions for each Fund. These restrictions are operating policies of each Fund and may be changed by the board of directors without shareholder approval. The additional investment restrictions adopted by the board of directors to date include the following:

      (a) The Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value.

      (b) The Fund will not (i) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or (ii) enter into any futures contracts if the aggregate net amount of the Fund's commitments under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund.

      (c) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

      (d) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short
            -term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

      (e) The Fund does not currently intend to (i) purchase securities of closed end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, the Fund's investment adviser will waive its advisory fee on the assets of the Fund which are invested in the money market fund during the time that those assets are so invested.

      (f) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

      (g) The Fund does not currently intend to purchase securities of any issuer (other than U.S. Government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

      (h) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

      (i) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The board of directors, or the Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation.

      (j) The Fund may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control.

      In applying the industry concentration investment restriction (no.3, above) the Funds use an industry classification system based on the O'Neil Database published by William O'Neil & Co., Inc.


      With respect to investment restriction (i) above, the board of directors has delegated to the Funds' investment adviser the authority to determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to restriction (i) above. Under guidelines established by the board of directors, the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security,
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

      The Company has given an undertaking to the States of Kentucky, Texas and Massachusetts that it will comply with the Guidelines for Registration of Master Fund/Feeder Funds adopted by the membership of the North American Securities Administrators Association, Inc. in the event that, in the future, either or both of the Funds is converted into a feeder fund in a master fund/feeder fund structure. The Company also has given an undertaking to the State of Texas that the Funds will not purchase or sell real property, including real estate limited partnership interests.

      The Company has given undertakings to the State of Arkansas that: neither Fund will purchase securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act (excluding securities eligible for resale pursuant to Rule 144A under the 1933 Act) if, by reason thereof, the value of the Fund's aggregate investment in such securities would exceed 10% of the Fund's total assets; neither Fund will purchase puts, calls, straddles, spreads or any combination thereof if, by reason thereof, the value of the Fund's aggregate investment in such classes of securities would exceed 5% of the Fund's total assets; and the assets of the Company, within a period of two years after the commencement of the initial public offering of the Company's securities or such additional period as the Arkansas securities administrator may permit, will not be less than $1,000,000.


      The Company has given an undertaking to the State of California that its option transactions will comply with Rule 260.140.85(b) under the California Corporate Securities Law of 1968, and that the aggregate value of the securities underlying the calls written by a Fund, or the obligations underlying the puts written by a Fund, as of the date the options are sold shall not exceed 25% of the Fund's net assets.

      The Company has given undertaking to the State of Ohio that: neither Fund will purchase or retain the securities of any issuer if the officers, directors, advisors or managers of the Fund owning beneficially more than .50% of the securities of an issuer together own beneficially more than 5% of the securities of that issuer; and neither Fund will invest more than 15% of the Fund's net assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation, or securities of issuers which are restricted as to disposition.

THE FUND AND ITS MANAGEMENT

      The Company. The Company was incorporated on August 19, 1993, under the laws of Maryland.


      The Investment Adviser. INVESCO Funds Group, Inc., a Delaware corporation ("INVESCO"), is employed as the Company's investment adviser. INVESCO was established in 1932 and also serves as an investment adviser to INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc.


      The Sub-Advisers. INVESCO, as investment adviser, has contracted with INVESCO Management & Research, Inc. ("INVESCO Management") for investment advisory and research services on behalf of INVESCO Multi-Asset Allocation Fund, and with INVESCO Trust Company ("INVESCO Trust") to provide such services on behalf of INVESCO Balanced Fund. INVESCO Management and INVESCO Trust have the primary responsibility for providing portfolio investment management services to the respective Funds. INVESCO Management, formerly Gardner and Preston Moss, Inc. is a wholly-owned subsidiary of INVESCO North American Holdings, Inc. ("INAH"), which is also the parent company of INVESCO. INVESCO Trust, a trust company founded in 1969, is a wholly-owned subsidiary of INVESCO.

      INVESCO is an indirect, wholly-owned subsidiary of INVESCO PLC, a publicly-traded holding company organized in 1935. Through subsidiaries located in London, Denver, Atlanta, Boston, Louisville, Dallas, Tokyo, Hong Kong, and the Channel Islands, INVESCO PLC provides investment services around the world. INVESCO was acquired by INVESCO PLC in 1982 and as of July 31, 1995, managed 14 mutual funds, consisting of 38 separate portfolios, on behalf of over 790,000 shareholders. INVESCO PLC's other North American subsidiaries include the following:

     --INVESCO Capital Management, Inc. of Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of two registered investment companies.

     --INVESCO Management & Research, Inc. of Boston, Massachusetts, primarily manages pension and endowment accounts.


     --PRIMCO Capital Management, Inc. of Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.


      --INVESCO Realty Advisors of Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for INVESCO PLC's clients worldwide. Clients include corporate plans, public pension funds as well as endowment and foundation accounts.


      The corporate headquarters of INVESCO PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.


      As indicated in the Prospectuses, INVESCO, INVESCO Management and INVESCO Trust permit investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of INVESCO and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of the policy are administered by and subject to exceptions authorized by INVESCO, INVESCO Management or INVESCO Trust.

      Investment Advisory Agreement. INVESCO serves as investment adviser pursuant to an investment advisory agreement (the "Agreement") with the Company which was approved on October 20, 1993, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or INVESCO at a meeting called for such purpose. The Agreement was approved by INVESCO Funds Group, Inc. on November 19, 1993, as the then sole shareholder of the Fund. The Agreement is for an initial term expiring April 30, 1995. The Agreement has been continued by action of the board of directors through April 30, 1996. Thereafter, the Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

      The Agreement provides that INVESCO shall manage the investment portfolios of the Funds in conformity with the Funds' investment policies (either directly or by delegation to a sub-adviser, which may be a party affiliated with INVESCO). Further, INVESCO shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Funds excluding, however, those services that are the subject of separate agreement between the Company and INVESCO or any affiliate thereof, including the distribution and sale of Fund shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with INVESCO discussed below. Services provided under the Agreement include, but are not limited to: supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Funds' operations; furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds), except insofar as the assistance of independent accountants
[/R]
 or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act. Expenses not assumed by INVESCO are borne by the Funds.


      As full compensation for its advisory services to the Company, INVESCO receives a monthly fee. The fee is based upon a percentage of each Fund's average net assets, determined daily. With respect to the Multi-Asset Allocation Fund, the fee is calculated at the annual rate of: 0.75% of the first $500 million of the Fund's average net assets; 0.65% of the next $500 million of the Fund's average net assets; and 0.50% of the Fund's average net assets over $1 billion. While the portion of the advisory fee which is equal to 0.75% of the Fund's average net assets is higher than the advisory fees incurred by most other mutual funds, this fee is not higher than the advisory fees paid by most other asset allocation funds on comparable levels of assets. With respect to the Balanced Fund, the fee is calculated at the annual rate of: 0.60% of the first $350 million of the Fund's average net assets; 0.55% of the next $350 million of the Fund's average net assets; and 0.50% of the Fund's average net assets over $700 million.


      For the fiscal year ended July 31, 1995 and the period ended July 31, 1994, prior to the voluntary absorption of certain Fund expenses by INVESCO and the applicable sub-adviser, the Multi-Asset Allocation Fund paid INVESCO advisory fees of $47,678 and $10,021, respectively, and the Balanced Fund paid INVESCO advisory fees of $109,635 and $9,081, respectively.


      Certain states in which the shares of the Funds are qualified for sale currently impose limitations on the expenses of each of the Funds. At the date of this Statement of Additional Information, the most restrictive state-imposed annual expense limitation requires that INVESCO absorb the amount necessary to prevent any Fund's aggregate ordinary operating expenses (excluding interest, taxes, Rule 12b-1 fees, brokerage fees and commissions, and extraordinary charges such as litigation costs) from exceeding in any fiscal year 2.5% of that Fund's first $30 million of average net assets, 2.0% of the next $70 million of average net assets and 1.5% of the remaining average net assets. No payment of the investment advisory fee will be made to INVESCO which would result in a Fund's expenses exceeding on a cumulative annualized basis this state limitation.


      Sub-Advisory Agreements. INVESCO Management serves as sub- adviser to the Multi-Asset Allocation Fund and INVESCO Trust serves as sub-adviser to the Balanced Fund pursuant to separate sub-advisory agreements (the "Sub-Agreements") with INVESCO which were approved on October 20, 1993, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO, INVESCO Trust or INVESCO Management at a meeting called for such purpose. The Sub-Agreements were approved on November 19,

 1993, by INVESCO as the then sole shareholder of the Funds for an initial term expiring April 30, 1995, and has been continued by action of the board of directors until April 30, 1996. Thereafter, the Sub-Agreements may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund to which the Sub-Agreement relates. Each such continuance also must be approved by a majority of the directors who are not parties to the Sub-Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Sub-Agreements may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the Investment Company Act of 1940 and the rules thereunder.

      The Sub-Agreements provide that INVESCO Management as sub- adviser to the Multi-Asset Allocation Fund and INVESCO Trust as sub-adviser to the Balanced Fund, subject to the supervision of INVESCO, shall manage the investment portfolios of the applicable Funds in conformity with each Fund's investment policies. These management services would include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Funds, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act, as amended, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each of the Funds, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of the Sub-Adviser; (e) determining what portion of each of the Funds should be invested in the various types of securities authorized for purchase by each Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each Fund shall be exercised.


      The Sub-Agreements provide that as compensation for their services, INVESCO Management and INVESCO Trust shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the applicable Fund's net assets. With respect to the INVESCO Multi-Asset Allocation Fund, the fee is calculated at the annual rate of: 0.375% of the first $500 million of the Fund's average net assets; 0.325% of the next $500 million of the Fund's average net assets; and 0.25% of the Fund's average net assets over $1 billion. With respect to the INVESCO Balanced Fund, the fee is calculated at the annual rate of: 0.30% of the first $350 million of the Fund's average net assets; 0.275% of the next $350 million of the Fund's average net assets; and 0.25% of the Fund's average net assets over $700 million. The Sub-Advisory fees are paid by INVESCO, NOT the Funds.


      Administrative Services Agreement. INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated October 20, 1993 (the "Administrative Agreement"). The Administrative Agreement was approved on October 20, 1993, by a vote cast in person by all of the directors of the Company, including all of the directors who are not "interested persons" of the Company or INVESCO at a meeting called for such purpose. The Administrative Agreement was for an initial term expiring April 30, 1994, and has been continued by action of the board of directors until April 30, 1996. The Administrative Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Company upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Company's board of directors approves such assignment.

      The Administrative Agreement provides that INVESCO shall provide the following services to the Funds: (A) such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and (B) such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans. As full compensation for services provided under the Administrative Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of the Fund. During the fiscal year ended July 31, 1995 and the period ended July 31, 1994, prior to the voluntary absorption of certain Fund expenses by INVESCO and the applicable sub-adviser, the Multi-Asset Allocation Fund paid INVESCO administrative services fees in the amount of $10,954 and $6,867, respectively, and the Balanced Fund paid INVESCO administrative services fees in the amount of $12,806 and $6,894, respectively.

      Transfer Agency Agreement. INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement which was approved by the board of directors of the Company, including a majority of the Company's directors who are not parties to the Transfer Agency Agreement or "interested persons" of any such party, on October 20, 1993, for an initial term expiring April 30, 1994. The Transfer Agency Agreement has been continued by action of the board of directors until April 30, 1996, and thereafter may be continued from year to year as to each Fund as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Transfer Agency Agreement or interested persons (as defined by the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

      The Transfer Agency Agreement provides that the Funds will pay to INVESCO a fee of $14.00 per shareholder account or omnibus account participant per year. This fee is paid monthly at 1/12 of the annual fee and is based upon the number of shareholder accounts or omnibus account participants in existence at any time during each month. For the fiscal year ended July 31, 1995 and the period ended July 31, 1994, prior to the voluntary absorption of certain Fund expenses by INVESCO and the applicable sub-adviser, the Multi-Asset Allocation Fund paid INVESCO transfer agency fees of $18,599 and $3,810, respectively, and the Balanced Fund paid INVESCO transfer agency fees of $56,538 and $3,241, respectively.


      Officers and Directors of the Company. The overall direction and supervision of the Company is the responsibility of the board of directors, which has the primary duty of seeing that the general investment policies and programs of each of the Funds are carried out and that the Funds are properly administered. The officers of the Company, all of whom are officers and employees of, and paid by, INVESCO, are responsible for the day-to-day administration of the Company and each of the Funds. The investment adviser for each Fund has the primary responsibility for making investment decisions on behalf of that Fund. These investment decisions are reviewed by the investment committee of INVESCO.


      All of the officers and directors of the Company hold comparable positions with INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Growth Fund, Inc., INVESCO Opportunity Funds, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., and INVESCO Variable Investment Funds, Inc. All of the directors of the Company also serve as trustees of INVESCO Value

 Trust. In addition, all of the directors of the Company also are: with the exception of Messrs. Hesser and Sim, directors of The EBI Funds, Inc. and trustees of INVESCO Treasurer's Series Trust. All of the officers of the Company also hold comparable positions with INVESCO Value Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.

     CHARLES W. BRADY,*+ Chairman of the Board. Chief Executive Officer and Director of INVESCO PLC, London, England, and of various subsidiaries thereof; Chairman of the Board of The EBI Funds, Inc., INVESCO Treasurer's Series Trust, and The Global Heath Sciences Fund. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: May 11, 1935.

     FRED A. DEERING,+# Vice Chairman of the Board. Vice Chairman of The EBI Funds, Inc. and INVESCO Treasurer's Series Trust. Trustee of The Global Health Sciences Fund. Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado; Director of NN Financial, Toronto, Ontario, Canada. Director and Chairman of the Executive Committee of ING America Life, Life Insurance Co. of Georgia and Southland Life Insurance Company. Address: Security Life Center, 1290 Broadway, Denver, Colorado. Born: January 12, 1928.

     DAN J. HESSER,+* President and Director. Chairman of the Board, President and Chief Executive Officer of INVESCO Funds Group, Inc. and Director of INVESCO Trust Company. Trustee of The Global Health Sciences Fund. Born: December 27, 1939.

     VICTOR L. ANDREWS,** Director. Mills Bee Lane Professor of Banking and Finance and Chairman of the Department of Finance at Georgia State University, Atlanta, Georgia, since 1968; since October 1984, Director of the Center for the Study of Regulated Industry at Georgia State University; formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT. Dr. Andrews is also a Director of The Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: Department of Finance, Georgia State University, University Plaza, Atlanta, Georgia. Born: June 23, 1930.

     BOB R. BAKER,+** Director. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Address: 1775 Sherman Street, #1000, Denver, Colorado. Born: August 7, 1936.

     FRANK M. BISHOP*, Director. President and Chief Operating Officer of INVESCO Inc. since February, 1993; Director of INVESCO Funds Group, Inc.; Director (since February 1993), Vice President (since December 1991), and Portfolio Manager (since February 1987), of INVESCO Capital Management, Inc. (and predecessor firms) Atlanta, Georgia. Address: 1315 Peachtree Street, N.E., Atlanta, Georgia. Born: December 7, 1943.

     LAWRENCE H. BUDNER,# Director. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. Address: 7608 Glen Albens, Dallas, Texas. Born: July 25, 1930.

     DANIEL D. CHABRIS,+# Director. Financial Consultant; Assistant Treasurer of Colt Industries Inc., New York, New York, from 1966 to 1988. Address: 15 Sterling Road, Armonk, New York. Born: August 1, 1923.

     A. D. FRAZIER, JR.,** Director. Chief Operating Officer of the Atlanta Committee for the Olympic Games. From 1982 to 1991, Mr. Frazier was employed in various capacities by First Chicago American Banking Group. Trustee of The Global Health Sciences Fund. Address: 250 Williams Street, Suite 6000, Atlanta, Georgia 30301. Born: June 29, 1944.

     KENNETH T. KING,** Director. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987.
Address:  4080 North Circulo  Manzanillo,  Tucson,  Arizona.  Born: November 16,
1925.

     JOHN W. MCINTYRE,# Director. Retired. Formerly, Vice Chairman of the Board of Directors of the Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of the Citizens and Southern Georgia Corporation and Citizens and Southern National Bank. Director of Golden Poultry Co., Inc. Trustee of The Global Health Sciences Fund and Gables Residential Trust.
Address:  Seven  Piedmont  Center,  Suite 100,  Atlanta,  Georgia  30305.  Born:
September 14, 1930.

     R. DALTON SIM*, Director. Chairman of the Board (since March 1993) and President (since January 1991) of INVESCO Trust Company; Director since June 1987 and, formerly, Executive Vice President and Chief Investment Officer (June 1987 to January 1991) of INVESCO Funds Group, Inc.; President (since 1994) and Trustee (since 1991) of The Global Health Sciences Fund. Born: July 18, 1939.

     GLEN A. PAYNE, Secretary. Senior Vice President, General Counsel and Secretary of INVESCO Funds Group, Inc. and INVESCO Trust Company; formerly, employee of a U.S. regulatory agency, Washington, D.C., (June 1973 through May
1989).  Born: September 25, 1947.

     RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO Funds Group, Inc. and INVESCO Trust Company. Born: October 1, 1946.

     WILLIAM J. GALVIN, JR., Assistant Secretary. Senior Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company; Vice President of 440 Financial Group from June 1990 to August 1992; Assistant Vice President of Putnam Companies from November 1986 to June 1990. Born: August 21, 1956.

     ALAN I. WATSON, Assistant Secretary. Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company. Born: September 14, 1941.

     JUDY P. WIESE, Assistant Treasurer. Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company. Born: February 3, 1948.


      #Member of the audit committee of the Company.

      +Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.


      *These directors are "interested persons" of the Company as defined in the 1940 Act.

      **Member of the management liaison committee of the Company.


      As of September 13, 1995, officers and directors of the Company, as a group, beneficially owned less than 1% of the Company's outstanding shares and less than 1% of each Fund's outstanding shares.

Director Compensation

     The following table sets forth, for the fiscal year ended July 31, 1995: the compensation paid by the Company to its eight independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Funds Group, Inc. (including the Company), The EBI Funds, Inc., INVESCO Treasurer's Series Trust and The Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1994. As of December 31, 1994, there were 45 funds in the INVESCO Complex.

                                                                     Total
                                                                     Compensa-
                                        Benefits      Estimated      tion From
                        Aggregate     Accrued As         Annual        INVESCO
                        Compensa-        Part of       Benefits        Complex
                        tion From        Company           Upon        Paid To
                         Company1      Expenses2    Retirement3     Directors1

Fred A.Deering,            $1,304            $44            $22        $89,350
Vice Chairman of
  the Board

Victor L. Andrews           1,290             41             26         68,000

Bob R. Baker                1,299             37             34         75,350

Lawrence H. Budner          1,290             41             26         68,000

Daniel D. Chabris           1,299             47             18         73,350

A. D. Frazier, Jr.4           519              0              0         32,500

Kenneth T. King             1,295             46             20         71,000

John W. McIntyre4             519              0              0         33,000

Total                      $8,815           $256           $146       $510,550

% of Net Assets          0.0196%5       0.0006%5                      0.0052%6

      1The vice chairman of the board, the chairmen of the audit, management liaison and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.

      2Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

      3These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Complex (excluding the Global Health Sciences Fund which does not participate in any retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Messrs. Frazier and McIntyre, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

      4Messrs. Frazier and McIntyre began serving as directors of the Company on April 19, 1995.

      5Total as a percentage of the Company's net assets as of July
31, 1995.

      6Total as a percentage of the net assets of the INVESCO
Complex as of December 31, 1994.

      Messrs. Bishop, Brady, Hesser, and Sim, as "interested persons" of the Company and other funds in the INVESCO Complex, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or other funds in the INVESCO Complex for their services as directors.

      The boards of directors/trustees of the mutual funds managed by INVESCO, The EBI Funds, Inc. and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years, but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified director at the time of his retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 25% of the basic retainer. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or to his beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO, EBI and Treasurer's Series funds in a manner determined to be fair and equitable by the committee.

The Company is not making any payments to directors under the plan as of the date of this Statement of Additional Information. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The Company has an audit committee comprised of four of the directors who are not interested persons of the Company. The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.


      The Company also has a management liaison committee which meets quarterly with various management personnel of INVESCO in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

HOW SHARES CAN BE PURCHASED


      Shares of each Fund are sold on a continuous basis at the respective net asset value per share of the Fund next calculated after receipt of a purchase order in good form. The net asset value per share is computed separately for each Fund and is determined once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange, but may also be computed at other times. See "How Shares Are Valued." INVESCO acts as the Funds' Distributor under a distribution agreement with the Company under which it receives no compensation and bears all expenses, including the costs of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses which are paid out of Fund assets under the Company's Plan of Distribution which has been adopted by the Company pursuant to Rule 12b-1 under the 1940 Act.

      Distribution Plan. As discussed under "How to Buy Shares - Distribution Expenses" in the Prospectus, the Company has adopted a Plan and Agreement of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each of the Funds may make monthly payments to INVESCO of amounts computed at an annual rate no greater than 0.25% of the Fund's average net assets to reimburse it for expenses incurred by it in connection with the distribution of each Fund's shares to investors. Payment amounts by a Fund under the Plan, for any month, may only be made to reimburse or pay expenditures incurred during the rolling 12-month period in which that month falls, although this period is expanded to 24 months for expenses incurred during the first 24 months of the Fund's operations. During the fiscal period ended July 31, 1995, the Multi-Asset Allocation Fund and Balanced Fund incurred $15,173 and $39,896 in distribution expenses, respectively, prior to the voluntary absorption of certain Fund expenses by INVESCO and the applicable sub-adviser. In addition, as of July 31, 1995, $3,286 and $13,711 of additional distribution expenses had been incurred for Multi-Asset Allocation Fund and Balanced Fund, respectively, subject to payment upon approval by the Company's directors, which payments were approved on October 25, 1995. As noted in the Prospectuses, one type of reimbursable expenditure is the payment of compensation to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by INVESCO to broker-dealers who sell shares of the Funds and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, the Company does not believe that these limitations would affect the ability of such banks to enter into arrangements with INVESCO, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of one or more of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in a particular Fund. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by each Fund.

      For the fiscal year ended July 31, 1995, allocation of 12b-1 amounts paid by the Multi-Asset Allocation Fund for the following categories of expenses were: advertising -- $974; sales literature, printing and postage -- $8,989; direct mail -- $729; public relations/promotion -- $1,016; compensation to securities dealers and other organizations -- $487; marketing personnel -- $2,978. For the fiscal year ended July 31, 1995, allocation of 12b-1 amounts paid by the Balanced Fund for the following categories of expenses were: advertising -- $12,975; sales literature, printing and postage -- $7,527; direct mail -- $18,311; public relations/promotion -- $332; compensation to securities dealers and other organizations -- $105; marketing personnel -- $646.


      The nature and scope of services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new stockholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of each Fund's transactions by customers, serving as the primary source of information to customers in answering questions concerning each Fund, and assisting in other customer transactions with each Fund.

      The Plan was approved on October 20, 1993, at a meeting called for such purpose by a majority of the directors of the Company, including a majority of the directors who neither are "interested persons" of the Company nor have any financial interest in the operation of the Plan ("12b-1 directors"). The Plan was approved by INVESCO on November 19, 1993, as the then sole shareholder of the Funds for an initial term expiring April 30, 1994, and has been continued by action of the board of directors until April 30, 1996.


      The Plan provides that it shall continue in effect with respect to each Fund for so long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance. The Plan also can be terminated at any time with respect to any Fund, without penalty, if a majority of the 12b-1 directors, or shareholders of such Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of the shares of any Fund at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Funds, the investment climate for any particular Fund, general market conditions, and the volume of sales and redemptions of Fund shares. The Plan may continue in effect and payments may be made under the Plan following any such temporary suspension or limitation of the offering of a Fund's shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his shares. So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the independent directors then in office at the time of such selection or nomination. The Plan may not be amended to increase materially the amount of any Fund's payments thereunder without approval of the shareholders of that Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the 12b-1 directors. Under the agreement implementing the Plan, INVESCO or the Funds, the latter by vote of a majority of the 12b-1 directors or of the holders of a majority of any Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by any Fund under the Plan in the event of its termination as to that Fund.


      To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of each Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, each Fund's obligation to make payments to INVESCO shall terminate automatically, in the event of such "assignment," in which event the Funds may continue to make payments, pursuant to the Plan, to INVESCO or another organization only upon the approval of new arrangements, which may or may not be with INVESCO, regarding the use of the amounts authorized to be paid by it under the Plan, by the directors, including a majority of the 12b-1 directors, by a vote cast in person at a meeting called for such purpose.

      Information regarding the services rendered under the Plan and the amounts paid therefor by each Fund are provided to, and reviewed by, the directors on a quarterly basis. In the quarterly review, the directors determine whether, and to what extent, INVESCO will be reimbursed for expenditures which it has made that are reimbursable under the Company's Rule 12b-1 Plan. On an annual basis, the directors consider the continued appropriateness of the Plan at the level of compensation provided therein.


      The only  directors  or  interested  persons,  as that term is  defined in
Section 2(a)(19) of the 1940 Act, of the Company who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company listed under "The Fund and Its Management - Officers and Directors of the Company" who are also officers either of INVESCO or companies affiliated with INVESCO. The benefits which the Company believes will be reasonably likely to flow to the Funds and their shareholders under the Plan include the following:


      (1) Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

      (2) The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes;

      (3) The positive effect which increased Fund assets will have on its revenues could allow INVESCO:

            (a) To have greater resources to make the financial commitments necessary to improve the quality and level of each Fund's shareholder services (in both systems and personnel),

            (b) To increase the number and type of mutual funds available to investors from INVESCO (and support them in their infancy), and thereby expand the investment choices available to all shareholders, and

            (c) To acquire and retain talented employees who desire to be associated with a growing organization; and

      (4) Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in the advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the Plan.

HOW SHARES ARE VALUED


      As described in the section of each Fund's Prospectus entitled "Fund Price and Performance," the net asset value of shares of each Fund of the Company is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by a Fund that the current net asset value per share of such Fund might be materially affected by changes in the value of the securities held, but only if on such day the Fund receives a request to purchase or redeem shares. Net asset value per share is not calculated on days the New York Stock Exchange is closed, such as federal holidays, including New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

      The net asset value per share of each Fund is calculated by dividing the value of all securities held by the Fund and its other assets (including dividends and interest accrued but not collected), less the Fund's liabilities (including accrued expenses), by the number of outstanding shares of the Fund. Securities traded on national securities exchanges, the NASDAQ National Market System, the NASDAQ Small Cap Market and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded. Securities traded in the over-the-counter market for which last sale prices are not available, and listed securities for which no sales were reported on a particular date, are valued at their highest closing bid prices (or, for debt securities, yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities will be valued at their fair values as determined in good faith by the board of directors or pursuant to procedures adopted by the board of directors. The above procedures may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional-size trading units of debt securities. Prior to utilizing a pricing service, the Company's board of directors reviews the methods used by such service to assure itself that securities will be valued at their fair values. The Company's board of directors also periodically monitors the methods used by such pricing services. Debt securities with remaining maturities of 60 days or less at the time of purchase are normally valued at amortized cost.

     The values of securities held by the Funds, and other assets used in computing net asset value, generally are determined as of the time regular trading in such securities or assets is completed each day. Since regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Funds' net asset value. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rate of such currencies against U.S. dollars provided by an approved pricing service.


FUND PERFORMANCE


      As discussed in the section of each Fund's Prospectus entitled "Fund Price and Performance," the Funds advertise their total return performance. The total return performance for each Fund for the indicated periods ended July 31, 1995 was as follows:

      Fund                                      1 Year      Life of Fund*

      Multi-Asset Allocation Fund               15.13%             7.10%
      Balanced Fund                             22.97%            16.13%

      *20 months (1.67 years)


      Average annual total return performance is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1 + T)n = ERV

where:      P = initial payment of $1000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

      In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.


      In conjunction with performance reports and/or analyses of shareholder service for the Funds, comparative data between a Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. These sources utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons which may be used by the Multi-Asset Allocation Fund and the Balanced Fund in performance reports will be drawn from the Flexible Portfolio Funds and Balanced Funds mutual fund groupings, respectively, in addition to the broad-based Lipper general fund groupings. Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:


      American Association of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week
      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Financial Times
      Financial World
      Forbes
      Fortune
      Ibbotson Associates, Inc.

      Institutional Investor
      Investment Company Data, Inc.
      Investor's Business Daily
      Kiplinger's Personal Finance
      Lipper Analytical Services, Inc.'s Mutual Fund Performance
        Analysis
      Money
      Morningstar
      Mutual Fund Forecaster
      No-Load Analyst
      No-Load Fund X
      Personal Investor
      Smart Money
      The New York Times
      The No-Load Fund Investor
      U.S. News and World Report
      United Mutual Fund Selector
      USA Today
      Wall Street Journal
      Wiesenberger Investment Companies Services
      Working Woman
      Worth

SERVICES PROVIDED BY THE FUND


      Periodic Withdrawal Plan. As described in the section of each Fund's Prospectus entitled "How to Sell Shares," each Fund offers a Periodic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this Plan are reinvested in additional shares. Since withdrawal payments represent the proceeds from sales of shares, the amount of shareholders' investments in a Fund will be reduced to the extent that withdrawal payments exceed dividends and other distributions paid and reinvested. Any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 20th day of each month preceding payment and payments will be mailed within five business days thereafter.


      The Periodic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under such Plan do not represent income or a return on investment.

      A Periodic Withdrawal Plan may be terminated at any time by sending a written request to INVESCO. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless a shareholder requests otherwise.


      Exchange Privilege. As discussed in the section of each Fund's Prospectus entitled "How to Buy Shares - Exchange Privilege," the Funds offer shareholders the privilege of exchanging shares of the Funds for shares of another fund or for shares of certain other no-load mutual funds advised by INVESCO. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this Statement of Additional Information. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that have established a new account must meet the fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements. Any gain or loss realized on such an exchange is recognized for federal income tax purposes. This privilege is not an option or right to purchase securities, but is a revocable privilege permitted under the present policies of each of the funds and is not available in any state or other jurisdiction where the shares of the mutual fund into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.

TAX-DEFERRED RETIREMENT PLANS

      As described in the section of each Fund's Prospectus entitled "Fund Services," shares of a Fund may be purchased as the investment medium for various tax-deferred retirement plans. Persons who request information regarding these plans from INVESCO will be provided with prototype documents and other supporting information regarding the type of plan requested. Each of these plans involves a long-term commitment of assets and is subject to possible regulatory penalties for excess contributions, premature distributions or for insufficient distributions after age 70-1/2. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to the establishment of such a plan.


HOW TO REDEEM SHARES


      Normally, payments for shares redeemed will be mailed within seven days following receipt of the required documents as described in the section of each Fund's Prospectus entitled "How to Redeem Shares." The right of redemption may be suspended and payment postponed when: (a) the New York Stock Exchange is closed for other than customary weekends and holidays; (b) trading on that exchange is restricted; (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) the Securities and Exchange Commission (the "SEC") by order so permits.


      It is possible that in the future conditions may exist which would, in the opinion of the Company's investment adviser, make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the investment adviser may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company is obligated under the 1940 Act to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the investment adviser based on what is in the best interests of the Fund and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES


      Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund so qualified in the fiscal year ended July 31, 1995, and intends to continue to qualify during its current fiscal year. As a result, it is anticipated that the Funds will pay no federal income or excise taxes and will be accorded conduit or "pass through" treatment for federal income tax purposes.

      Dividends paid by the Funds from net investment income, as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are, for federal income tax purposes, taxable as ordinary income to shareholders. After the end of each calendar year, each Fund sends shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Such amounts will be limited to the aggregate amount of qualifying dividends which the Fund derives from its portfolio investments.

      Distributions by the Funds of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are, for federal income tax purposes, taxable to the shareholder as long-term capital gains regardless of how long a shareholder has held shares of a Fund. Such distributions are identified as such and are not eligible for the dividends-received deduction.

      All dividends and distributions are regarded as taxable to the investor, whether or not such dividends and distributions are reinvested in additional shares. If the net asset value of the shares of the Funds should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be, in effect, a return of invested capital. The net asset value of shares of the Funds reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.


      INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. If a shareholder has reported gains or losses for a Fund in past years, the shareholder must continue to use the method previously used, unless the shareholder applies to the IRS for permission to change methods.

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      A Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

      Each Fund may invest in the stock of "passive foreign investment companies" (PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.


      Shareholders should consult their own tax advisers regarding specific questions as to federal, state and local taxes. Dividends and capital gains distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code for income tax purposes does not entail government supervision of management or investment policies.

INVESTMENT PRACTICES


Portfolio  Turnover.  There  are no fixed  limitations  regarding  the portfolio turnover of the Funds. The rate of portfolio turnover can fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of a Fund may be disposed of when they are no longer suitable. Brokerage costs to these Funds are commensurate with the rate of portfolio activity. For the fiscal year ended July 31, 1995 and the period ended July 31, 1994, the Multi-Asset Allocation Fund's portfolio turnover rates were 79% and 42% (unannualized), respectively. For the fiscal year ended July 31, 1995 and the period ended July 31, 1994, the Balanced Fund's portfolio turnover rates were 255% and 61% (unannualized), respectively. The higher portfolio turnover rates for the Funds during the fiscal year ended July 31, 1995, were primarily due to the increase in the size of the Funds and the fact that the fiscal 1995 figures reflect a full year of operations. In computing portfolio turnover rates, all investments with maturities or expiration dates at the time of acquisition of one year or less are excluded. Subject to this exclusion, the turnover rate is calculated by dividing (A) the lesser of purchases or sales of portfolio securities for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year.

       Placement of Portfolio Brokerage. Either INVESCO, as the Company's investment adviser, or INVESCO Trust or INVESCO Management, as the Company's sub-advisers, places orders for the purchase and sale of securities with brokers and dealers based upon INVESCO's or the sub-advisers' evaluation of their financial responsibility, subject to their ability to effect transactions at the best available prices. INVESCO or the applicable sub-adviser evaluates the overall reasonableness of brokerage commissions or underwriting discounts (the difference between the full acquisition price to acquire the new offering and the discount offered to members of the underwriting syndicate) paid by reviewing the quality of executions obtained on portfolio transactions of each Fund, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. In seeking to ensure that the commissions or discounts charged the Funds are consistent with prevailing and reasonable commissions or discounts, INVESCO or the sub-advisers also endeavor to monitor brokerage industry practices with regard to the commissions or discounts charged by brokers and dealers on transactions effected for other comparable institutional investors. While INVESCO or the sub-advisers seek reasonably competitive rates, the Funds do not necessarily pay the lowest commission, spread or discount available.

      Consistent with the standard of seeking to obtain the best execution on portfolio transactions, INVESCO or the sub-advisers may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO or the sub-advisers in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by INVESCO or the sub-advisers in servicing all of their respective accounts and not all such services may be used by INVESCO or the sub-advisers in connection with the Funds.

      In recognition of the value of the above-described brokerage and research services provided by certain brokers, INVESCO or the sub-advisers, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of transactions for the Funds on which the commissions or discounts are in excess of those which other brokers might have charged for effecting the same transactions.

     Portfolio transactions may be effected through qualified broker/dealers who recommend the Funds to their clients, or who act as agent in the purchase of any of the Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, the Company's adviser may consider the sale of Fund shares by a broker or dealer in selecting among qualified broker/dealers.

      The aggregate dollar amounts of brokerage commissions paid by the Multi-Asset Allocation Fund for the year ended July 31, 1995 and the period ended July 31, 1994 were $11,217 and $5,556, respectively. The aggregate dollar amounts of brokerage commissions paid by the Balanced Fund for the year ended July 31, 1995 and the period ended July 31, 1994 were $302,143 and $9,805, respectively. The higher levels of brokerage commissions paid by the Funds for the year ended July 31, 1995 were primarily due to the increased size of the Funds, increased portfolio turnover and the fact that the fiscal 1995 figures reflect a full year of operations. For the fiscal year ended July 31, 1995, brokers providing research services received $105,565 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $39,049,725. On a Fund- by-Fund basis this figure breaks down as follows: Multi-Asset Allocation, $258,544 and Balanced, $38,791,181. As a result of selling shares of the Funds, brokers received $260 in commissions on portfolio transactions effected for the Funds during the fiscal year ended July 31, 1995.

      At July 31, 1995, each of the Funds held securities of its regular brokers or dealers, or their parents, as follows:


                                                             Value of Securities
Fund                    Broker or Dealer                         at 7/31/95


Multi-Asset             State Street Bank & Tr. Co.           $1,015,000.00
Allocation Fund         Merrill Lynch & Co., Inc.                 55,500.00
                        Chevron Corporation                       74,062.50
                        The Bear Stearns Co., Inc.                19,969.86


Balanced Fund           State Street Bank & Tr. Co.           $1,275,000.00

      Neither INVESCO, INVESCO Trust not INVESCO Management receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO, INVESCO Trust, INVESCO Management, or any person affiliated with INVESCO, INVESCO Trust, INVESCO Management, or the Funds and any broker or dealer that executes transactions for the Funds.

ADDITIONAL INFORMATION


     Common Stock. The Company has 500,000,000 authorized shares of common stock with a par value of $0.01 per share. Of the Company's authorized shares, 100,000,000 shares have been allocated to each of two classes, representing the Company's two Funds. As of July 31, 1995, 717,499 shares of the INVESCO Multi-Asset Allocation Fund and 3,080,421 shares of the INVESCO Balanced Fund were outstanding. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders, and may classify and reclassify any authorized but unissued shares.

      Shares of each class represent the interests of the shareholders of such class in a particular portfolio of investments of the Company. Each class of the Company's shares is preferred over all other classes in respect of the assets specifically allocated to that class, and all income, earnings, profits and proceeds from such assets, subject only to the rights of creditors, are allocated to shares of that class. The assets of each class are segregated on the books of account and are charged with the liabilities of that class and with a share of the Company's general liabilities. The board of directors determines those assets and liabilities deemed to be general assets or liabilities of the Company, and these items are allocated among classes in a manner deemed by the board of directors to be fair and equitable. Generally, such allocation will be made based upon the relative total net assets of each class. In the unlikely event that a liability allocable to one class exceeds the assets belonging to the class, all or a portion of such liability may have to be borne by the holders of shares of the Company's other classes.

      All shares, regardless of class, have equal voting rights. Voting with respect to certain matters, such as ratification of independent accountants or election of directors, will be by all classes of the Company. When not all classes are affected by a matter to be voted upon, such as approval of an investment advisory contract or changes in a Fund's investment policies, only shareholders of the class affected by the matter may be entitled to vote. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation, or retirement. They may appoint their own successors, provided that always at least a majority of the directors have been elected the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act of 1940 or the Company's Articles of Incorporation, or at their discretion.

     Principal Shareholders. As of September 2, 1995, the following persons held more than 5% of the Funds' outstanding equity securities.

                              Shares Held and
Name and Address              Nature of Ownership        Percent of Class


Multi-Asset
Allocation Fund


Koehler Manufacturing            160,829.88                    21.3%
Retirement Income Plan           Record &
123 Felton St.                   Beneficial
Marlborough, MA  01752

Charles Schwab & Co., Inc.       143,803.93                    19.1%
Reinvest Acct.                   Record
Attn:  Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA  94104


Balanced Fund


Charles Schwab & Co., Inc.       490,017.95                    13.6%
Reinvest Acct.                   Record
Attn:  Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA  94104


      Independent Accountants. Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, has been selected as the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Company.

      Custodian. State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, has been designated as custodian of the cash and investment securities of the Company. The bank is also responsible for, among other things, receipt and delivery of the investment securities of the Company's Funds in accordance with procedures and conditions specified in the custody agreement.

      Transfer Agent. The Company is provided with transfer agent, registrar, and dividend disbursing agent services by INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237, pursuant to the Transfer Agency Agreement described herein. Such services include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

      Reports to Shareholders. The Company's fiscal year ends on July 31. The Company distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

     Legal Counsel. The firm of Kirkpatrick & Lockhart, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, acts as special counsel to the Company.

      Financial Statements. The Funds' audited financial statements and the notes thereto for the fiscal year ended July 31, 1995, and the report of Price Waterhouse LLP with respect to such financial statements, are incorporated herein by reference from the Funds' Annual Report to Shareholders for the fiscal year ended July 31, 1995.


      Prospectuses. The Company will furnish, without charge, a copy of the applicable Prospectus for each of its Funds upon request. There is a separate Prospectus available for each Fund. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.

      Registration Statement. This Statement of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statement the Company has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

APPENDIX A

DESCRIPTION OF FUTURES AND OPTIONS CONTRACTS

Options on Securities

      An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

      Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

      Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker/dealer which is a member of the exchange on which the option is traded.

      An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Funds would have to exercise the option in order to realize any profit. This would result in the Funds incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If these Funds as covered call option writers are unable to effect a closing purchase transaction in a secondary market, unless the Funds are required to deliver the securities pursuant to the assignment of an exercise notice, they will not be able to sell the underlying security until the option expires.

      Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities: (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

     In addition, options on securities may be traded over-the-counter through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Funds. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Funds and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Funds would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.

Futures Contracts

      A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, Futures Contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

      The purchase or sale of a Futures Contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable, a process known as "marking to market."

      A Futures Contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a Futures Contract, by in effect taking the opposite side of such Contract. At any time prior to the expiration of a Futures Contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

      Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

Options on Futures Contracts

      An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of variation margin deposits. In addition, the writer of an Option on a Futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

      An option, whether based on a Futures Contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

                                   PART C. OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            (a)   Financial Statements:
                                                                         Page in
                                                                      Prospectus
            (1)   Financial statements and schedules
                  included in Prospectus (Part A):


                  Financial   Highlights   for  the  Period              8 & 32
                  December  3,  1993 (Inception)  through
                  July 31, 1994 and the year ended July 31,
                  1995.

                                                                         Page in
                                                                       Statement
                                                                        of Addi-
                                                                      tional In-
                                                                       formation
            (2)   The following audited financial
                  statements of the INVESCO Multi-Asset
                  Allocation Fund and the INVESCO Balanced
                  Fund and the notes thereto for the
                  fiscal year ended July 31, 1995, and the report of Price Waterhouse LLP with respect to such financial statements, are incorporated in the Statement of Additional Information by reference from the Company's Annual Report to
                  Shareholders for the fiscal year ended
                  July 31, 1995:  Statement of Investment
                  Securities as of July 31, 1995;
                  Statement of Assets and Liabilities as
                  of July 31, 1995; Statement of
                  Operations for the year ended July 31,
                  1995; Statement of Changes in Net Assets for the year ended July 31, 1995 and the period from commencement of the Funds' operations (December 3, 1993) through
                  July 31, 1994; Financial Highlights for
                  the year ended July 31, 1995 and the
                  period from commencement of the Funds'
                  operations (December 3, 1993) through
                  July 31, 1994.


            (3)   Financial statements and schedules
                  included in Part C:

                  None: Schedules have been omitted as all information has been presented in the financial statements.

            (b)   Exhibits:


            (1)   Articles of Incorporation (Charter).1

            (2)   Bylaws.1


            (3)   Not applicable.


            (4)   Specimen stock certificate.1


            (5)   (a) Investment Advisory Agreement
                  Between Registrant and INVESCO Funds
                  Group, Inc. dated October 20, 1993.2

            (b)   Sub-Advisory Agreement Between INVESCO
                  Funds Group, Inc. and INVESCO Management
                  & Research, Inc. dated October 20,
                  1993.2

            (c)   Sub-Advisory Agreement Between INVESCO
                  Funds Group and INVESCO Trust Company
                  dated October 20, 1993.2

            (6)   General Distribution Agreement Between
                  Registrant and INVESCO Funds Group, Inc.
                  dated October 20, 1993.2

            (7)   Defined Benefit Deferred Compensation
                  Plan for Non-Interested Directors and
                  Trustees.2

            (8)   Custody Agreement Between Registrant and
                  State Street Bank and Trust Company
                  dated October 20, 1993.2


            (9)   (a) Transfer Agency Agreement Between                114
                  Registrant and INVESCO Funds Group, Inc.
                  dated October 20, 1993.2  Amended Fee
                  Schedule to Transfer Agency Agreement
                  dated April 1, 1994.


            (b)   Administrative Services Agreement
                  between Registrant and INVESCO Funds
                  Group, Inc. dated October 20, 1993.2

            (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable dated September 30, 1993.1

            (11)  Consent of Independent Accountants.                  115

            (12)  Not applicable.

            (13)  Not applicable.

            (14)  Copies of model plans used in the
                  establishment of retirement plans as
                  follows:  Non-standardized Profit
                  Sharing Plan; Non-standardized Money
                  Purchase Pension Plan; Standardized
                  Profit Sharing Plan Adoption Agreement;
                  Standardized Money Purchase Pension
                  Plan; Non-standardized 401(k) Plan
                  Adoption Agreement; Standardized 401(k)
                  Paired Profit Sharing Plan; Standardized
                  Simplified Profit Sharing Plan;
                  Standardized Simplified Money Purchase
                  Plan; Defined Contribution Master Plan &
                  Trust Agreement; and Financial 403(b)
                  Retirement Plan, all filed with
                  Registration Statement No. 33-63498 of
                  INVESCO International Funds, Inc. filed
                  May 27, 1993, and herein incorporated by reference.


            (15)  Plan and  Agreement  of  Distribution  dated         116
                  October 20, 1993 adopted  pursuant to Rule 12b-1
                  under the  Investment  Company Act of 1940.2
                  Amendment of Plan and Agreement of Distribution dated July 19, 1995.

            (16)  Schedule for computation of performance
                  data.3

            (17)  (a)  Financial  Data  Schedule  for the period       119
                       ended July 31, 1995, for INVESCO Balanced Fund.


                  (b)  Financial  Data  Schedule  for the period       120
                       ended July 31, 1995, for INVESCO Multi-Asset
                       Allocation Fund.

            (18)  Not applicable.
-------------------------

1Previously filed with the Registrant's original Registration Statement on Form N-1A on October 4, 1993 and incorporated herein by reference.

2Previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on November 24,
1993, and incorporated herein by reference.

3Previously filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on June 3,
1994, and incorporated herein by reference.


Item 25.    Persons Controlled by or Under Common Control
            With Registrant


            No person is presently controlled by or under common control with the Registrant.

Item 26.    Number of Holders of Securities


                                                  Number of Record
                                                     Holders as of
            Title of Class                           July 31, 1995


            INVESCO Multi-Asset
              Allocation Fund                                  900

            INVESCO Balanced Fund                            6,309

Item 27.    Indemnification

            Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 28.    Business and Other Connections of Investment
            Adviser

            See "The Fund and Its Management" in the Funds' respective Prospectuses and in the Statement of Additional Information for information regarding the business of the investment adviser. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of INVESCO Funds Group, Inc., reference is made to the Schedule Ds to the Form ADV filed under the Investment Advisers Act of 1940 by INVESCO Funds Group, Inc., which schedules are herein incorporated by reference.

Item 29.    Principal Underwriters


            (a)   INVESCO Diversified Funds, Inc.
                  INVESCO Dynamics Fund, Inc.
                  INVESCO Emerging Opportunity Funds, Inc.
                  INVESCO Growth Fund, Inc.
                  INVESCO Income Funds, Inc.
                  INVESCO Industrial Income Fund, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Specialty Funds, Inc.
                  INVESCO Strategic Portfolios, Inc.
                  INVESCO Tax-Free Income Funds, Inc.
                  INVESCO Value Trust
                  INVESCO Variable Investment Funds, Inc.

                  (b)


                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant


David W. Altimont                   Regional Vice
7800 E. Union Ave.                  President
Denver, CO  80237

David D. Barrett                    Vice President
7800 E. Union Avenue
Denver, CO  80237

Frank M. Bishop                     Director                  Director
1315 Peachtree Street NE
Atlanta, GA  30309

Charles W. Brady                                              Chairman of
1315 Peachtree Street NE                                      the Board
Atlanta, GA  30309

Kenneth R. Christoffersen           Vice President
7800 E. Union Avenue                Asst. General Counsel
Denver, CO  80237

M. Anthony Cox                      Senior Vice
1315 Peachtree St. NE               President
Atlanta, GA  30309

Steven T. Cox, Jr.                  Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

Robert D. Cromwell                  Asst. Vice President
7800 E. Union Avenue
Denver, CO  80237

Philip J. Crosley                   Vice President
7800 E. Union Avenue
Denver, CO  80237

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant


Samuel T. DeKinder                  Director
1315 Peachtree Street NE
Atlanta, GA  30309


William J. Galvin, Jr.              Senior Vice               Asst.
7800 E. Union Avenue                President                 Secretary
Denver, CO  80237


Linda J. Gieger                     Vice President
7800 E. Union Avenue
Denver, CO  80237

Ronald L. Grooms                    Senior Vice               Treasurer,
7800 E. Union Avenue                President                 Chief Fin'l
Denver, CO  80237                   & Treasurer               Officer, and
                                                                    Chief Acctg.
                                                                         Officer

Wylie G. Hairgrove                  Vice President
7800 E. Union Avenue
Denver, CO  80237

David S. Harris                     Regional Vice
1315 Peachtree Street, N.E.         President
Atlanta, GA  30309

Dan J. Hesser                       Chairman of the Board,        President
7800 E. Union Avenue                President, CEO            & Director
Denver, CO  80237                   & Director

Mark A. Jones                       Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

Jeraldine E. Kraus                  Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant

Michael D. Legoski                  Assistant Vice
7800 E. Union Avenue                President
Denver, CO  80237

Walter R. Lewis, Jr.                Regional Vice
1315 Peachtree Street N.E.          President
Atlanta, GA  30309

Dennis J. McCarthy                  Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

David G. Mertens                    Regional Vice
1315 Peachtree Street N.E.          President
Atlanta, GA  30309

Timothy J. Milligan                 Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

Brian N. Minturn                    Executive Vice
7800 E. Union Avenue                President
Denver, CO  80237

Robert J. O'Connor                  Director
1315 Peachtree Street N.E.
Atlanta, GA  30309


Laura M. Parsons                    Vice President
7800 E. Union Avenue
Denver, CO  80237


Glen A. Payne                       Senior Vice               Secretary
7800 E. Union Avenue                President, Secretary
Denver, CO  80237                   & General Counsel


M. Ellen Phillips                   Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

R. Dalton Sim                       Director                  Director
7800 E. Union Avenue
Denver, CO  80237

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant


James S. Skesavage                  Regional Vice
1315 Peachtree Street N.E.          President
Atlanta, GA  30309

Terri Berg Smith                    Vice President
7800 E. Union Avenue
Denver, CO  80237


Katha Hall Stuart                   Regional Vice
1315 Peachtree Street N.E.          President
Atlanta, GA  30309


Alan I. Watson                      Vice President            Asst. Sec.
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese                       Vice President            Asst. Treas.
7800 E. Union Avenue
Denver, CO  80237

Allyson B. Zoellner                 Vice President
7800 E. Union Avenue
Denver, CO  80237

                  (c)   Not applicable.

Item 30.    Location of Accounts and Records

            Dan J. Hesser
            7800 E. Union Avenue
            Denver, CO  80237

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings

            (a) The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            (b) The Registrant hereby undertakes that the board of directors will call a special shareholders meeting for the purpose of voting on the question of removal of a director or directors of the Company if requested to do so in writing by the holders of at least 10% of the outstanding shares of the Company, and to assist the shareholders in communicating with other shareholders as required by the Investment Company Act of 1940

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this pre-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 20th day of September, 1995.

Attest:                                   INVESCO Multiple Asset
                                          Funds, Inc.

/s/ Glen A. Payne                         /s/ Dan J. Hesser
-----------------------------            ------------------------------------
Glen A. Payne, Secretary                  Dan J. Hesser, President

      Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this 20th day of September, 1995.

/s/ Dan J. Hesser                         /s/ Lawrence H. Budner
-----------------------------            ------------------------------------
Dan J. Hesser, President &                Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ Daniel D. Chabris
-----------------------------            ------------------------------------
Ronald L. Grooms, Treasurer               Daniel D. Chabris, Director
(Chief Financial and
Accounting Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
-----------------------------            ------------------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker                          /s/ A. D. Frazier, Jr.
-----------------------------            ------------------------------------
Bob R. Baker, Director                    A. D. Frazier, Jr., Director

/s/ Frank M. Bishop                       /s/ Kenneth T. King
-----------------------------            ------------------------------------
Frank M. Bishop, Director                 Kenneth T. King, Director

/s/ Charles W. Brady                      /s/ John W. McIntyre
-----------------------------            ------------------------------------
Charles W. Brady, Director                John W. McIntyre, Director

                                         /s/ R. Dalton Sim
                                         ------------------------------------
                                         R. Dalton Sim, Director

By*                                    By*  /s/ Glen A. Payne
---------------------------------        -------------------------------------
 Edward F. O'Keefe                         Glen A. Payne
 Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on October 4, 1993, November 24, 1993 and September 20, 1995.

                                Exhibit Index

                                                      Page in
Exhibit Number                                  Registration Statement

      9(a)                                               114
      11                                                 115
      15                                                 116
      17(a)                                              119
      17(b)                                              120